UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
200 West Street	Dechert LLP
New York, NY 10282	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2010

Institutional Liquid Assets Portfolios
Federal
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt Diversified
Tax-Exempt New York
Treasury Instruments
Treasury Obligations

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios

■	FEDERAL

■	MONEY MARKET

■	PRIME OBLIGATIONS

■	TAX-EXEMPT CALIFORNIA

■	TAX-EXEMPT DIVERSIFIED

■	TAX-EXEMPT NEW YORK

■	TREASURY INSTRUMENTS

■	TREASURY OBLIGATIONS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios

TABLE OF CONTENTS

Principal Investment Strategies and Risks	2
Market Review	3
Portfolio Management Discussion and Analysis	5
Yield Summary	6
Sector Allocations	7
Schedules of Investments	9
Financial Statements	38
Notes to Financial Statements	48
Financial Highlights	66
Other Information	82

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Principal Investment Strategies and Risks

Taxable Portfolios The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments and Federal Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Prime Obligations and Money Market Portfolios pursue their investment objectives by investing in U.S. Government Securities, (as defined in the Portfolios’ prospectus) obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Portfolio may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Portfolio pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Treasury Instruments and Federal Portfolios pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state.

In order to obtain a rating from a rating organization, the Treasury Instruments, Treasury Obligations and Federal Portfolios will be subject to additional investment restrictions.

Tax-Exempt Portfolios The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations.

In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from these taxes. The Tax-Exempt Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios

Economic and Market Review

The six months ended February 28, 2010 (the “reporting period”) were far less “exciting” and eventful than the months that preceded them, with the Federal Reserve Board (the “Fed”) maintaining the target federal funds rate near zero throughout, thus driving the dominant theme in the money markets — that is, low yields.

Before the reporting period began, shocks to the global financial system, which peaked in September 2008, caused market participants to reduce risk in their investment portfolios in such dramatic fashion as to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (“FDIC”), along with several global banking bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. For example, in an effort to restore confidence in retail and institutional money market funds, the U.S. Treasury Department created a Temporary Guarantee Program for money market funds. The Federal Reserve Bank of Boston implemented the Asset-Backed Commercial Paper Liquidity Facility (“AMLF”) to provide a source of liquidity for asset-backed securities held by money market funds. The Federal Reserve Bank of New York created a Commercial Paper Funding Facility (“CPFF”) to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. In other words, the CPFF was designed to provide a backstop financing facility to ensure that corporations would have the ability to repay maturing debt and finance current operations by purchasing commercial paper directly. To further address credit and liquidity concerns, FDIC-insured depository institutions, such as banks, thrifts and certain holding companies, were given the ability to issue senior unsecured debt guaranteed under the Temporary Liquidity Guarantee Program (“TLGP”).

These temporary liquidity facilities, along with a streak of improving economic data, helped stabilize demand for money market funds as 2009 progressed. Indeed, as liquidity and confidence returned to the money markets during the second half of the calendar year, some of these facilities expired with little effect on the asset class. Other facilities, including the CPFF and the AMLF, were extended until February 2010 in order to provide continued support to the money markets. The Fed announced that the purchase of over $300 billion of Treasury securities would be completed by October 2009, months earlier than originally planned. Meanwhile, the European Central Bank (“ECB”) announced the start of a one-year repurchase operation, providing attractive, longer-term financing for eligible European banks, wherein the ECB would lend money at a 1% interest rate. The ECB’s first auction in June 2009 was met with strong demand, and it held a second auction in September 2009. Both auctions had the effect of reducing the need of Yankee banks, or foreign banks with operations in the U.S., to seek financing in the U.S. commercial paper market.

Although conditions in the economy and in the financial markets generally improved during the reporting period, the Fed expected economic activity to remain weak for some time and thus kept the 0% to 0.25% target range for the federal funds rate it had first

MARKET REVIEW

established in December 2008. More specifically, the Fed stated, “Household spending appears to be expanding but remains constrained by ongoing job losses, sluggish income growth, lower housing wealth, and tight credit.” Nevertheless, the Fed raised the discount rate, i.e. the rate it charges banks for short-term loans, by 0.25% in mid-February 2010. In raising the discount rate from 0.50% to 0.75%, the Fed appeared to signal that it was focused on dismantling the emergency policies crafted to battle the financial crisis. At the same time, however, the Fed sought to counter the impression that its decision indicated an imminent tightening of its targeted federal funds rate, saying, “The modifications are not expected to lead to tighter financial conditions for households and businesses and do not signal any change in the outlook for the economy or for monetary policy.”

The combination of all of these factors led both the taxable and tax-exempt money markets to face declining yields throughout 2009 and into 2010. These factors also led the taxable and tax-exempt money market yield curves, or spectrums of maturities, to flatten over the reporting period as a whole, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end narrowed.

Looking Ahead

We expect the Fed to maintain its near-zero targeted federal funds rate for much of 2010. Indeed, in our view, the Fed is not likely to begin tightening policy until solid economic growth becomes apparent. This may take some time, as we believe anticipated costs of health care reform, a persistently high unemployment rate hovering around 10%, and consumer spending pressures weigh on economic growth prospects over the coming months. On the positive side, we continue to observe improvement in economic activity across a number of leading indicators. We believe that the long-term inflation outlook will be influenced, among other factors, by massive government credit creation and the U.S. Treasury Department’s borrowing needs.

PORTFOLIO RESULTS

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Institutional Liquid Assets Portfolios’ performance and positioning for the reporting period.

Q	How did you manage the Institutional Liquid Assets Portfolios (the “Portfolios”) during the reporting period?

A	The Portfolios’ yields moved lower over the course of the six-month reporting period due primarily to the factors discussed in the Economic and Market Review. We also sacrificed some yield by emphasizing overnight liquidity and steering away from higher-yielding asset-backed commercial paper in favor of lower-yielding conservative investments, such as U.S. Treasury and agency securities.

Q	How were the taxable Portfolios invested?

A	The taxable Portfolios had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit during the reporting period. Our focus was on securities with one- to three-month maturities, although we did make purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	How were the tax-exempt Portfolios invested?

A	The tax-exempt Portfolios had investments in variable rate demand notes (VRDNs), tax-exempt commercial paper, municipal put bonds, tax and revenue anticipation notes, bond anticipation notes and serial bonds (including revenue bonds and general obligations) during the reporting period. Although our focus was on securities with one- to three-month maturities, we made purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	Did you make any changes to the Portfolios during the reporting period?

A	In addition to making adjustments in the Portfolios’ weighted average maturity as market conditions shifted, we increased the Portfolios’ concentrations in overnight securities. Within the taxable Portfolios, we also focused more of our investing in government agency and Treasury securities.

During the Reporting Period, the Securities and Exchange Commission (SEC) made a number of regulatory changes that affected money market funds. These included stricter liquidity and credit standards and shorter maturity profiles, which are meant to protect against market disruptions similar to those seen in the fall of 2008. Many money market funds, such as Institutional Liquid Assets, had already implemented these changes prior to their adoption by the SEC.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	We will continue to carefully watch market conditions and how they affect the performance of asset-backed commercial paper assets, especially the performance of underlying collateral, credit enhancement and liquidity agreements, and program ratings. We also intend to maintain a healthy liquidity position in the Portfolios for the near term and to seek opportunities to lengthen the Portfolios’ weighted average maturity when we see yields improve. Of course, we will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

Please Note: Per the Prospectus Supplement dated March 1, 2010, the Board of Trustees of the Goldman Sachs Trust (the “Trust”) has approved a plan to consolidate assets of the ILA Portfolios with those of other similar managed money market funds of the Trust by allowing shareholders of the ILA Portfolios the opportunity to acquire shares of substantially similar Goldman Sachs money market funds in exchange for their current ILA Portfolios holdings (the “Consolidation”). All steps of the Consolidation and subsequent liquidation of the ILA Portfolios are expected to be completed sometime after June 1, 2010 and on a date no later than August 31, 2010. Please refer to the Supplement and Prospectus for more information.

YIELD SUMMARY

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios
as of February 28, 2010

SUMMARY OF THE PORTFOLIOS’ ILA UNITS* AS OF 2/28/10

		SEC 7-Day	SEC 7-Day	SEC 30-Day	Weighted
	7-Day	Current	Effective	Average	Average Maturity
ILA Portfolios	Dist. Yield	Yield	Yield	Yield	(days)

Federal	0.01%	-0.01%	-0.01%	0.01%	37
Money Market	0.01	-0.01	-0.01	0.01	30
Prime Obligation	0.01	0.00	0.00	0.01	30
Tax-Exempt California	0.01	0.01	0.01	0.01	18
Tax-Exempt Diversified	0.01	0.01	0.01	0.01	30
Tax-Exempt New York	0.01	0.01	0.01	0.01	24
Treasury Instruments	0.01	-0.01	-0.01	0.01	39
Treasury Obligations	0.01	-0.03	-0.03	0.01	20

*	Each ILA Portfolio offers three separate classes of units (Institutional, Administration and Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional Shares do not have a service fee. The Administration Units pay 0.15% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50% and a distribution (12b-1) fee of up to 0.50% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations Portfolio offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman, Sachs & Co. may voluntarily waive all or a portion of the existing distribution and/or service fees of the Portfolios. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends on a monthly basis for one year.

SECTOR ALLOCATIONS

Goldman Sachs Funds –
Institutional Liquid Assets Portfolios
as of February 28, 2010

TAXABLE PORTFOLIOS†

As of February 28, 2010
Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	0.9%	—	—
Certificates of Deposit – Eurodollar	—	10.2%	—	—	—
Certificates of Deposit – Yankeedollar	—	5.3	—	—	—
Commercial Paper and Corporate Obligations	—	20.1	35.9	—	—
Government Guarantee Variable Rate Obligations	—	0.8	1.1	—	—
Master Demand Notes	—	2.8	1.8	—	—
Repurchase Agreements	—	33.9	32.9	—	87.2%
U.S. Government Agency Obligations	73.5%	20.5	23.0	—	—
U.S. Treasury Obligations	26.5	—	—	95.9%	12.8
Variable Rate Municipal Debt Obligations	—	—	1.8	—	—
Variable Rate Obligations	—	7.8	4.4	—	—

As of August 31, 2009
Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Certificates of Deposit – Eurodollar	—	4.1%	—	—	—
Certificates of Deposit – Yankeedollar	—	6.8	—	—	—
Commercial Paper and Corporate Obligations	—	27.4	31.4%	—	—
Government Guarantee Commercial Paper	—	1.1	—	—	—
Government Guarantee Variable Rate Obligations	—	2.4	0.6	—	—
Master Demand Notes	—	2.4	1.6	—	—
Repurchase Agreements	—	23.6	32.6	—	47.5%
U.S. Government Agency Obligations	61.5%	23.4	—	—	—
U.S. Treasury Obligations	41.3	1.0	1.4	102.0%	54.9
Variable Rate Obligations	—	7.8	4.0	—	—

†	The portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT PORTFOLIOS†

As of February 28, 2010
Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York

Bond Anticipation Notes	—	0.3%	—
Commercial Paper	8.4%	5.0	2.6%
General Obligation Bond	—	1.0	1.3
Municipal Put Bonds	—	0.2	—
Revenue Anticipation Notes	—	6.1	2.2
Revenue Bonds	1.0	0.2	11.6
PreRefunded Bond	—	—	1.3
Tax and Revenue Anticipation Notes	7.4	7.4	—
Tax Anticipation Notes	—	2.2	4.3
Variable Rate Obligations	83.1	77.3	76.5

As of August 31, 2009
Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York

Bond Anticipation Notes	—	0.3%	—
Commercial Paper	12.1%	6.0	2.7%
General Obligation Bond	0.7	1.9	2.1
Put Bonds	—	3.3	—
Revenue Anticipation Notes	1.5	4.2	1.7
Revenue Bonds	—	1.1	7.5
PreRefunded Bond	—	0.3	1.1
Tax and Revenue Anticipation Notes	7.1	4.9	—
Tax Anticipation Notes	—	3.3	4.3
Variable Rate Obligations	79.7	78.8	84.8

†	The portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

ILA FEDERAL PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 73.5%

Federal Farm Credit Bank(a)
$18,000,000	0.595%		03/01/10	$18,000,000
17,000,000	0.619		03/01/10	17,034,377
6,000,000	0.209		03/02/10	5,999,846
15,000,000	0.329		03/03/10	15,000,000
3,000,000	0.609		03/03/10	3,000,000
30,000,000	0.418		03/12/10	30,000,000
12,000,000	0.084		03/15/10	12,000,000
50,000,000	0.421		03/15/10	50,000,000
12,000,000	0.222		03/16/10	12,000,000
7,000,000	0.169		03/17/10	6,996,381
24,000,000	0.429		03/18/10	24,000,000
5,000,000	0.001		03/26/10	5,000,000
17,000,000	0.154		03/26/10	16,997,173
15,000,000	0.099		04/23/10	15,000,000
9,000,000	0.179		04/26/10	9,000,000
Federal Home Loan Bank
414,000,000	0.060		03/01/10	414,000,000
6,000,000	0.850	(a)	03/01/10	6,000,000
50,000,000	0.110		03/03/10	49,999,694
97,000,000	0.095		03/05/10	96,998,976
201,000,000	0.100		03/05/10	200,997,767
24,000,000	0.128	(a)	03/11/10	23,979,859
32,765,000	0.080		03/12/10	32,764,199
8,000,000	0.100		03/12/10	7,999,756
100,000,000	0.100		03/17/10	99,995,555
14,100,000	0.179	(a)	03/25/10	14,094,780
75,000,000	0.110		04/07/10	74,991,521
16,000,000	0.900		04/07/10	15,999,019
65,000,000	0.000	(a)	04/13/10	64,999,617
37,000,000	0.151	(a)	04/13/10	37,000,000
50,000,000	0.111	(a)	04/15/10	49,965,224
36,000,000	0.049	(a)	04/26/10	35,982,484
5,000,000	0.069	(a)	05/01/10	4,998,424
50,000,000	0.130	(a)	05/10/10	49,970,851
15,000,000	0.130	(a)	05/13/10	14,990,852
30,575,000	0.650		06/15/10	30,569,850
8,700,000	0.600		06/21/10	8,697,468
7,570,000	0.500		10/18/10	7,580,400
4,500,000	0.500		10/22/10	4,500,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,587,104,073

U.S. Treasury Obligations – 26.5%

United States Treasury Bills
$73,800,000	0.080%		03/25/10	$73,796,064
38,000,000	0.075		04/01/10	37,997,546
55,000,000	0.100		04/22/10	54,992,056
184,000,000	0.105		04/22/10	183,972,093
5,200,000	0.400		06/17/10	5,193,760
15,000,000	0.410		06/17/10	14,981,550
4,000,000	0.415		06/17/10	3,995,020
12,800,000	0.430		06/17/10	12,783,488
152,000,000	0.200		07/01/10	151,896,978
13,000,000	0.135		07/15/10	12,993,370

United States Treasury Note
20,000,000	1.500		10/31/10	20,142,534

TOTAL U.S. TREASURY OBLIGATIONS				$572,744,459

TOTAL INVESTMENTS – 100.0%				$2,159,848,532

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				10,943

NET ASSETS – 100.0%				$2,159,859,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 20.1%

Amstel Funding Corp.(a)
$5,000,000	0.600%		04/01/10	$4,997,417
Aspen Funding Corp.
5,000,000	0.190		03/19/10	4,999,525
Ciesco LLC
7,000,000	0.200		04/21/10	6,998,017
General Electric Capital Corp.
7,000,000	0.190		04/28/10	6,997,857
Lloyds TSB Group PLC
5,000,000	0.250		05/05/10	4,997,743
LMA Americas LLC
7,000,000	0.200		04/30/10	6,997,667
Matchpoint Master Trust
5,000,000	0.180		03/26/10	4,999,375
NRW. Bank
5,000,000	0.230		04/06/10	4,998,850
1,800,000	0.220		04/07/10	1,799,593
Standard Chartered PLC
5,000,000	0.250		03/26/10	4,999,132
Tasman Funding, Inc.
7,000,000	0.220		03/26/10	6,998,930
Variable Funding Capital Corp.
6,000,000	0.170		03/09/10	5,999,773
Yorktown Capital LLC
7,000,000	0.280		07/19/10	6,992,378

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$72,776,257

Certificates of Deposit-Eurodollar – 10.2%

Banco Bilbao Vizcaya Argentaria SA
$5,000,000	0.260%		03/31/10	$5,000,042
Credit Industriel et Commercial SA
7,000,000	0.335		04/26/10	7,000,381
ING Bank NV
7,000,000	0.255		03/12/10	7,000,000
National Australia Bank Ltd.
7,000,000	0.210		04/30/10	7,000,116
Societe Generale
7,000,000	0.255		03/22/10	7,000,020
4,000,000	0.250		04/12/10	4,000,047

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$37,000,606

Certificates of Deposit-Yankeedollar – 5.3%

Calyon
$7,000,000	0.235%		05/04/10	$7,000,000
Mitsubishi UFJ Financial Group, Inc.
7,000,000	0.240		03/04/10	7,000,000
Royal Bank of Scotland Group PLC
5,000,000	0.275		03/29/10	5,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$19,000,000

Government Guarantee Variable Rate Obligation*(b) – 0.8%

Bank of America N.A.
$3,000,000	0.299%		04/29/10	$3,000,000

Master Demand Note – 2.8%

Bank of America Securities LLC
$10,000,000	0.230%		04/12/10	$10,000,000

U.S. Government Agency Obligations – 20.5%

Federal Home Loan Bank
$5,000,000	0.116	%(b)	03/01/10	$4,999,320
1,500,000	0.128	(b)	03/11/10	1,498,741
2,400,000	0.179	(b)	03/25/10	2,399,112
6,000,000	0.950		04/05/10	5,999,579
1,000,000	0.000	(b)	04/09/10	999,989
6,000,000	0.000	(b)	04/13/10	5,999,965
2,500,000	0.130	(b)	05/13/10	2,498,475
2,300,000	0.600		06/21/10	2,299,333
7,000,000	0.560		08/27/10	6,998,351
800,000	0.500		10/22/10	800,000
Federal Home Loan Mortgage Corp.
500,000	0.235	(b)	03/03/10	499,921
3,500,000	0.148	(b)	03/11/10	3,496,741
10,000,000	0.303	(b)	04/07/10	10,001,909
5,000,000	0.151	(b)	04/12/10	5,000,000
1,700,000	0.179	(b)	05/05/10	1,699,514
10,000,000	0.180		05/18/10	9,996,100
Federal National Mortgage Association
5,000,000	0.141	(b)	04/13/10	4,999,447
4,000,000	0.540		07/12/10	3,992,020

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$74,178,517

Variable Rate Obligations(b) – 7.8%

Australia & New Zealand Banking Group Ltd.
$5,000,000	0.259%		03/25/10	$5,000,000
Banco Bilbao Vizcaya Argentaria SA
3,000,000	0.274		03/22/10	3,000,046
JPMorgan Chase & Co.
5,000,000	0.229		03/22/10	5,000,000
Rabobank Nederland
5,000,000	0.253		04/07/10	5,000,000
1,000,000	0.250		05/17/10	1,000,000
Westpac Banking Corp.
4,000,000	0.277		03/09/10	4,000,000
Westpac Securities New Zealand Ltd.
5,000,000	0.309		03/22/10	5,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$28,000,046

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$243,955,426

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreement(c) – 33.9%

Joint Repurchase Agreement Account II
$122,400,000	0.119%	03/01/10	$122,400,000
Maturity Value: $122,401,214

TOTAL INVESTMENTS – 101.4%			$366,355,426

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(4,982,087)

NET ASSETS – 100.0%			$361,373,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	All or portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect February 28, 2010.

(c)	Joint repurchase agreement was entered into on February 26, 2010. Additional information appears on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank Note – 0.9%

Bank of America N.A.
$5,000,000	0.300%		07/09/10	$5,000,000

Commercial Paper and Corporate Obligations – 35.9%

Amstel Funding Corp.(a)
$10,000,000	0.600%		04/01/10	$9,994,833
Aspen Funding Corp.
10,000,000	0.190		03/19/10	9,999,050
Ciesco LLC
10,000,000	0.200		04/21/10	9,997,167
Citibank Credit Card Issuance Trust (Dakota Corp.)
15,570,000	0.220		04/07/10	15,566,480
Clipper Receivables Co. LLC
5,000,000	0.200		04/12/10	4,998,833
Enterprise Funding Co. LLC
2,890,000	0.200		04/13/10	2,889,310
5,420,000	0.280		07/20/10	5,414,056
General Electric Capital Corp.
10,000,000	0.190		04/28/10	9,996,939
Govco LLC
10,000,000	0.240		03/16/10	9,999,000
LMA Americas LLC
13,000,000	0.200		04/30/10	12,995,667
Matchpoint Master Trust
10,000,000	0.180		03/26/10	9,998,750
Ranger Funding Co. LLC
5,140,000	0.280		07/14/10	5,134,603
Regency Markets No. 1 LLC
10,000,000	0.180		03/10/10	9,999,550
Salisbury Receivables Co. LLC
15,000,000	0.200		04/06/10	14,997,000
Straight-A Funding LLC
5,962,000	0.180		04/01/10	5,961,076
Tasman Funding, Inc.
13,000,000	0.220		03/26/10	12,998,014
Tulip Funding Corp.
15,000,000	0.200		04/09/10	14,996,750
Variable Funding Capital Corp.
15,000,000	0.170		03/09/10	14,999,433
4,622,000	0.190		04/26/10	4,620,634
Yorktown Capital LLC
5,000,000	0.220		03/22/10	4,999,358
5,763,000	0.200		04/05/10	5,761,879

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$196,318,382

Government Guarantee Variable Rate Obligations(b)(c) – 1.1%

Bank of America N.A.
$4,000,000	0.299%		04/29/10	$4,000,000
Wells Fargo & Co.(d)
1,800,000	1.107		03/09/10	1,829,387

TOTAL GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$5,829,387

Master Demand Note – 1.8%

Bank of America Securities LLC
$10,000,000	0.230%		04/12/10	$10,000,000

U.S. Government Agency Obligations – 23.0%

Federal Home Loan Bank
$9,000,000	0.116	%(b)	03/01/10	$8,998,776
2,500,000	0.128	(b)	03/11/10	2,497,902
3,700,000	0.179	(b)	03/25/10	3,698,630
6,000,000	0.950		04/05/10	5,999,579
1,000,000	0.000	(b)	04/09/10	999,989
8,000,000	0.000	(b)	04/13/10	7,999,953
4,000,000	0.130	(b)	05/13/10	3,997,561
3,000,000	0.101	(b)	05/19/10	2,999,784
3,200,000	0.600		06/21/10	3,199,081
11,090,000	0.560		08/27/10	11,087,388
1,200,000	0.500		10/22/10	1,200,000
Federal Home Loan Mortgage Corp.
7,000,000	0.235	(b)	03/03/10	6,998,886
5,600,000	0.148	(b)	03/11/10	5,594,786
20,000,000	0.303	(b)	04/07/10	20,003,818
10,000,000	0.151	(b)	04/12/10	10,000,000
100,000	0.160	(b)	05/04/10	99,963
1,500,000	0.179	(b)	05/05/10	1,499,641
13,000,000	0.180		05/18/10	12,994,930
Federal National Mortgage Association
10,000,000	0.141	(b)	04/13/10	9,998,895
6,000,000	0.540		07/12/10	5,988,030

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$125,857,592

Variable Rate Municipal Debt Obligation(b) – 1.8%

Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA)
$10,000,000	0.160%		03/03/10	$10,000,000

Variable Rate Obligations(b) – 4.4%

JPMorgan Chase & Co.
$2,890,000	0.278%		03/08/10	$2,890,273
7,000,000	0.229		03/22/10	7,000,000
3,029,000	0.281		03/22/10	3,029,330
2,200,000	0.289		05/07/10	2,200,093
4,000,000	0.370		05/18/10	4,000,895
Wachovia Bank N.A.
5,000,000	0.312		03/25/10	5,000,800

TOTAL VARIABLE RATE OBLIGATIONS				$24,121,391

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$377,126,752

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreement(e) – 32.9%

Joint Repurchase Agreement Account II
$179,900,000	0.119%	03/01/10	$179,900,000
Maturity Value: $179,901,784

TOTAL INVESTMENTS – 101.8%			$557,026,752

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%			(10,063,056)

NET ASSETS – 100.0%			$546,963,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2010, these securities amounted to $1,829,387 or approximately 0.3% of net assets.

(e)	Joint repurchase agreement was entered into on February 26, 2010. Additional information appears on page 37.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviations:
COPS	—	Certificates of Participation
SPA	—	Stand-by Purchase Agreement
RMKT	—	Remarketed
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 99.9%

California – 96.8%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1/NR)(a)
$1,200,000	0.200%	03/04/10	$1,200,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.) (F1+)(a)
1,700,000	0.160	03/04/10	1,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1/NR)(a)
1,100,000	0.200	03/04/10	1,100,000
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
1,290,000	0.160	03/04/10	1,290,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 E-1 (Bank of America N.A. SPA) (A-1/VMIG1)
1,700,000	0.150	03/04/10	1,700,000
California Educational Facilities Authority for Stanford University CP Series 2010 (A-1/NR)
5,400,000	0.300	11/19/10	5,400,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
2,155,000	0.200	03/04/10	2,155,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,955,000	0.180	03/04/10	2,955,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L (A-1+/VMIG1)
375,000	0.150	03/03/10	375,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1995 L-3 (A-1+/VMIG1)
300,000	0.150	03/03/10	300,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.200	03/03/10	1,500,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1/NR)
1,100,000	0.170	03/03/10	1,100,000
California Health Facilities Financing Authority VRDN RB for Providence Health Putters Series 2010-3630 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,660,000	0.180	03/04/10	3,660,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital Series 2008 B (A-1+/VMIG1)
1,000,000	0.160	03/04/10	1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Salter Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
6,010,000	0.160	03/04/10	6,010,000

California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.200	03/03/10	3,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1 (A-1/VMIG1)
300,000	0.150	03/03/10	300,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
320,000	0.200	03/04/10	320,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
4,700,000	0.200	03/04/10	4,700,000
California Infrastructure & Economic Development Bank for J Paul Getty Trust CP Series 2009-2 (A-1/NR)
5,000,000	0.300	04/06/10	5,000,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
1,000,000	0.160	03/04/10	1,000,000
California State Department of Water Resources Power Supply RB Series 2002 A (AA-/Aa3)
2,750,000	5.500	05/01/10	2,773,007
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	0.140	03/01/10	2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (NR/VMIG1)
9,900,000	0.130	03/01/10	9,900,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
400,000	0.180	03/04/10	400,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
660,000	0.150	03/04/10	660,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,125,000	0.200	03/04/10	5,125,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.210	03/04/10	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K (A-1/NR)
5,500,000	0.280	05/05/10	5,500,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 A (A-1/NR)
1,900,000	0.160	03/04/10	1,900,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (A-1/NR)
$9,500,000	0.160%	03/04/10	$9,500,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (Wells Fargo Bank N.A. LOC) (F1+)
2,000,000	0.160	03/04/10	2,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (UBS AG LOC) (A-1/VMIG1)
1,450,000	0.110	03/01/10	1,450,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC) (A-1/VMIG1)
2,500,000	0.160	03/04/10	2,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
2,900,000	0.100	03/01/10	2,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
600,000	0.170	03/03/10	600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
1,785,000	0.170	03/03/10	1,785,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
400,000	0.150	03/03/10	400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
1,200,000	0.150	03/03/10	1,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
300,000	0.150	03/03/10	300,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (ASSURED GTY) (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,035,000	0.220	03/04/10	6,035,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 C (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
5,200,000	0.180	03/03/10	5,200,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,140,000	0.170	03/03/10	2,140,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	0.180	03/04/10	1,800,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
4,000,000	2.500	09/30/10	4,046,907

Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
4,465,000	0.220	03/04/10	4,465,000
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.200	03/04/10	4,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
7,495,000	0.170	03/03/10	7,495,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+/NR)
4,059,000	0.150	03/04/10	4,059,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+/NR)
7,236,000	0.150	03/04/10	7,236,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
1,000,000	0.150	03/04/10	1,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC) (NR/VMIG1)
600,000	0.180	03/04/10	600,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
12,000,000	2.500	06/30/10	12,067,055
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,220,000	0.180	03/04/10	2,220,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,000,000	0.150	03/04/10	1,000,000
Los Angeles Wastewater System CP Series 2010 (Westdeutsche Landesbank AG, State Street Bank and Trust and California State Teachers Retirement System) (A-1+/P-1)
1,500,000	0.370	05/03/10	1,500,000
Los Angeles Wastewater System VRDN RB Refunding Series 2008 Subseries F-2 (Bank of Nova Scotia LOC) (Bank of America N.A. SPA) (A-1/VMIG1)
1,075,000	0.170	03/04/10	1,075,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.170	03/04/10	2,500,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$2,225,000	0.180%	03/04/10	$2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2010-3655Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,670,000	0.180	03/04/10	1,670,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
900,000	0.200	03/03/10	900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
2,700,000	0.140	03/01/10	2,700,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,700,000	0.120	03/01/10	1,700,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
1,800,000	0.150	03/03/10	1,800,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+/NR)
4,000,000	0.160	03/04/10	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC) (NR/VMIG1)
800,000	0.150	03/04/10	800,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
700,000	0.160	03/03/10	700,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1/NR)
3,700,000	0.180	03/04/10	3,700,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (ASSURED GTY) (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
3,300,000	0.200	03/04/10	3,300,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
615,000	0.200	03/04/10	615,000
Peralta Community College District GO VRDN Putters Series 2009-3499Z (ASSURED GTY) (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
2,000,000	0.200	03/04/10	2,000,000

Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
5,000,000	0.250	03/04/10	5,000,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+/NR)
6,270,000	0.180	03/04/10	6,270,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
6,000,000	0.190	03/03/10	6,000,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.180	03/04/10	5,500,000
San Diego California TRANS Series 2009 C (SP-1/MIG1)
5,000,000	2.000	04/30/10	5,011,951
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
4,000,000	0.180	03/04/10	4,000,000
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA) (A-1/NR)(a)
1,790,000	0.210	03/04/10	1,790,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
2,000,000	0.250	03/01/10	2,000,000
1,500,000	0.330	04/01/10	1,500,000
San Diego County Water Authority CP Series 2010-2 (BNP Paribas SPA) (A-1/NR)
3,000,000	0.300	04/01/10	3,000,000
San Diego County Water Authority VRDN COPS Floaters Series 2008-29C (ASSURED GTY) (Wells Fargo Bank N.A.) (F1+)(a)
3,000,000	0.160	03/04/10	3,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,785,000	0.200	03/04/10	1,785,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
5,000,000	0.200	03/04/10	5,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.150	03/04/10	4,100,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,700,000	0.160	03/04/10	1,700,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
2,795,000	0.200	03/03/10	2,795,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
$1,500,000	0.160%	03/04/10	$1,500,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (NR/VMIG1)(a)
520,000	0.180	03/04/10	520,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank & Co. SPA) (NR/VMIG1)(a)
3,800,000	0.180	03/04/10	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,500,000	0.180	03/04/10	1,500,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (NR/VMIG1)(a)
2,500,000	0.200	03/04/10	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.170	03/04/10	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.180	03/04/10	1,000,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
5,300,000	0.160	03/04/10	5,300,000
Western Municipal Water Districts Facilities Authority VRDN RB Refunding Series 2009 A (U.S. Bank N.A. LOC) (A-1+/NR)
1,930,000	0.160	03/04/10	1,930,000

			275,208,920

Puerto Rico(a) – 3.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products) (A-1/NR)
750,000	0.320	03/04/10	750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
8,050,000	0.300	03/04/10	8,050,000

			8,800,000

TOTAL INVESTMENTS – 99.9%			$284,008,920

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			249,588

NET ASSETS – 100.0%			$284,258,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2010, these securities amounted to $104,940,000 or approximately 36.9% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where an S&P/Moody’s rating is not available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
ASSURED GTY	—	Insured by Assured Guaranty
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NR	—	Not Rated
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 99.7%

Alabama – 3.5%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
$10,200,000	0.270%	03/01/10	$10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.170	03/01/10	6,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/NR)
6,150,000	0.170	03/01/10	6,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.260	03/04/10	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
1,600,000	0.170	03/01/10	1,600,000

			29,050,000

Alaska – 0.9%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A (A-1+/VMIG1)
2,380,000	0.170	03/04/10	2,380,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (F1+)
2,000,000	0.180	03/04/10	2,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (F1+)
3,000,000	0.180	03/04/10	3,000,000

			7,380,000

Arizona(a) – 1.0%
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+/NR)
1,500,000	0.170	03/04/10	1,500,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)
2,295,000	0.200	03/04/10	2,295,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC) (A-1+/NR)
1,000,000	0.180	03/04/10	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)
2,000,000	0.200	03/04/10	2,000,000

			7,795,000

California – 4.7%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
1,615,000	0.200	03/04/10	1,615,000

Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 B-2 RMKT (JPMorgan Chase & Co. SPA) (NR/VMIG1)
1,200,000	0.150	03/04/10	1,200,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
2,000,000	0.200	03/03/10	2,000,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
565,000	0.200	03/04/10	565,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
1,100,000	0.200	03/04/10	1,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
3,500,000	0.180	03/04/10	3,500,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (Wells Fargo Bank N.A. LOC) (F1+)
2,000,000	0.160	03/04/10	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
2,000,000	0.170	03/03/10	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
3,600,000	0.150	03/03/10	3,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
2,200,000	0.150	03/03/10	2,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3 (F1)
3,000,000	0.150	03/03/10	3,000,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
1,000,000	2.500	09/30/10	1,011,727
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
2,200,000	0.220	03/04/10	2,200,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
9,000,000	2.500	06/30/10	9,050,291
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
1,250,000	0.170	03/04/10	1,250,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
1,500,000	0.330	04/01/10	1,500,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (ASSURED GTY) (JPMorgan Chase & Co.) (F1+)(a)
$600,000	0.200%	03/04/10	$600,000

			38,392,018

Colorado – 3.1%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
1,000,000	0.200	03/04/10	1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
3,265,000	0.250	03/03/10	3,265,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,700,000	0.220	03/03/10	7,700,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,165,000	0.180	03/04/10	2,165,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
11,000,000	2.000	06/25/10	11,054,058

			25,184,058

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority for Yale University CP Series 2010 (A-1+/VMG1)
1,000,000	0.200	03/01/10	1,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
4,775,000	0.150	03/04/10	4,775,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
1,165,000	0.200	03/04/10	1,165,000

			6,940,000

District of Columbia – 2.6%
District of Columbia GO TANS Series 2009 (NR/MIG1)
9,000,000	2.500	09/30/10	9,107,180
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,305,000	0.190	03/04/10	8,305,000

District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,000,000	0.200	03/04/10	2,000,000

			21,412,180

Florida – 4.8%
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
810,000	2.500	06/01/10	814,278
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,980,000	0.200	03/04/10	1,980,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
890,000	0.200	03/04/10	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,100,000	0.200	03/04/10	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.) (A-1/NR)(a)
2,500,000	0.220	03/04/10	2,500,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 I RMKT (A-1+/VMIG1)
1,000,000	0.160	03/04/10	1,000,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
3,550,000	0.200	03/04/10	3,550,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (NR/VMIG1)
4,800,000	0.300	03/01/10	4,800,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
3,120,000	0.200	03/03/10	3,120,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,175,000	0.190	03/03/10	1,175,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
5,750,000	0.190	03/03/10	5,750,000
Jacksonville Electric System VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,000,000	0.220	03/03/10	1,000,000
Jacksonville Electric System VRDN RB Series 2008 Three-B-4 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
900,000	0.180	03/03/10	900,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
4,500,000	0.190	03/03/10	4,500,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Florida – (continued)

Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 B (Bank of America N.A. LOC) (A-1/NR)
$1,000,000	0.190%	03/04/10	$1,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
990,000	0.190	03/04/10	990,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
1,000,000	0.180	03/04/10	1,000,000

			39,069,278

Georgia – 2.6%
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
1,830,000	0.150	03/01/10	1,830,000
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
1,225,000	2.000	05/01/10	1,229,258
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
3,530,000	2.000	11/01/10	3,568,944
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,060,000	0.200	03/04/10	1,060,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
800,000	2.000	08/01/10	805,362
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
3,530,000	0.270	03/03/10	3,530,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
3,000,000	0.250	03/03/10	3,000,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
2,500,000	1.250	05/07/10	2,501,820
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,400,000	0.200	03/03/10	1,400,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3 (A-1+/VMIG1)(a)
950,000	0.150	03/04/10	950,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America) (A-1/NR)
1,085,000	0.200	03/04/10	1,085,000

			20,960,384

Illinois – 5.7%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
900,000	0.200	03/04/10	900,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
310,000	0.200	03/04/10	310,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (ASSURED GTY) (Wells Fargo & Co. SPA) (F1+)(a)
2,000,000	0.180	03/04/10	2,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
2,485,000	0.150	03/04/10	2,485,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.140	03/01/10	3,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA) (A-1+/VMIG1)
3,100,000	0.140	03/01/10	3,100,000
Illinois Health Facilities Authority VRDN RB for Evanston Series 1996 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.190	03/04/10	1,500,000
Illinois State GO Notes Certificates Series 2009 (SP-1/NR)
12,000,000	4.000	04/26/10	12,045,891
21,700,000	4.000	05/20/10	21,809,553

			47,150,444

Indiana – 3.6%
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
1,500,000	0.200	03/04/10	1,500,000
Indiana State Finance Authority VRDN RB Floater Trust Series 2009-40B (Barclays Bank PLC) (NR/VMIG1)(a)
1,865,000	0.170	03/04/10	1,865,000
Indiana State Finance Authority VRDN RB for Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
1,000,000	0.190	03/03/10	1,000,000
Indiana State Finance Authority VRDN RB for Ascension Health Credit Series 2008 E-2 (A-1+/VMIG1)
3,000,000	0.160	03/03/10	3,000,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,875,000	0.200	03/04/10	1,875,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2010-3464 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.200	03/04/10	1,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Indiana – (continued)

Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
$7,000,000	0.200%	03/04/10	$7,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
1,500,000	0.200	03/04/10	1,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/VMIG1)
4,000,000	0.200	03/04/10	4,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (NR/VMIG1)
1,250,000	0.180	03/04/10	1,250,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
2,000,000	0.800	03/31/10	2,000,000
Purdue University VRDN RB Student Facilities System Series 2005 A (A-1+/VMIG1)
1,700,000	0.170	03/03/10	1,700,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,145,000	0.180	03/04/10	2,145,000

			29,835,000

Kansas – 0.7%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,030,000	0.170	03/01/10	1,030,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,800,000	0.170	03/01/10	4,800,000

			5,830,000

Maryland – 0.7%
Anne Arundel County CP Series 2010 (Westdeutsche Landesbank AG SPA) (A-1/NR)
4,500,000	0.250	03/01/10	4,500,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)
1,500,000	0.180	03/03/10	1,500,000

			6,000,000

Massachusetts – 4.4%
Massachusetts Bay Transportation Authority CP Series 2010 A (Banco Bilbao Vizcaya SPA) (NR/P-1)
3,500,000	0.200	03/01/10	3,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,595,000	0.190	03/04/10	3,595,000

Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1/NR)(a)
1,000,000	0.180	03/04/10	1,000,000
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)
11,000,000	2.500	06/24/10	11,074,463
Massachusetts State GO VRDN Putters Series 2009-3620 (AMBAC) (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,320,000	0.250	03/04/10	1,320,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1/NR)
1,790,000	0.410	03/01/10	1,790,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
600,000	0.170	03/04/10	600,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Massachusetts Institute of Technology Series 2001 J-1 (A-1+/VMIG1)
2,500,000	0.150	03/04/10	2,500,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F (ASSURED GTY) (Dexia Credit Local SPA) (A-1+/VMIG1)
3,000,000	0.220	03/03/10	3,000,000
Massachusetts State Water Resources Authority CP Series 2010 S-94 (Bayerische Landesbank LOC) (A-1/NR)
2,500,000	0.320	04/15/10	2,500,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.190	03/04/10	3,000,000
University of Massachusetts Building Authority Facilities VRDN RB Senior Community GTD Series 2008 A (Bank of America N.A. SPA) (A-1/NR)
1,640,000	0.230	03/03/10	1,640,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1/NR)
1,000,000	0.190	03/03/10	1,000,000

			36,519,463

Michigan – 0.3%
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2010 (A-1+/VMG1)
2,000,000	0.200	03/01/10	2,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
600,000	0.170	03/03/10	600,000

			2,600,000

Minnesota – 1.1%
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
1,500,000	0.170	03/04/10	1,500,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Minnesota – (continued)

Rochester Health Care Facilities Mayo Foundation CP Series 2010 B (U.S. Bank N.A. SPA) (A-1/NR)
$2,000,000	0.300%	06/10/10	$2,000,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010-01A (Wachovia Bank N.A. SPA) (A-1/NR)
2,400,000	0.280	04/01/10	2,400,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+/NR)
1,700,000	0.550	05/10/10	1,700,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
1,000,000	0.220	03/03/10	1,000,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
650,000	0.220	03/03/10	650,000

			9,250,000

Missouri – 2.0%
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.190	03/04/10	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.150	03/04/10	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1/NR)
2,620,000	0.200	03/03/10	2,620,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
1,395,000	0.180	03/04/10	1,395,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,500,000	0.140	03/01/10	2,500,000
Missouri State Highways & Transit Commission State Road VRDN RB Third Lien Series 2005 B-1 (State Street Bank Corp.) (A-1+/VMIG1)
500,000	0.180	03/03/10	500,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
2,800,000	0.140	03/01/10	2,800,000

			16,815,000

Montana – 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,970,000	0.170	03/01/10	2,970,000

Nebraska – 0.5%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
3,836,000	0.200	03/04/10	3,836,000

Nevada – 1.8%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
6,170,000	0.180	03/04/10	6,170,000
Clark County GO VRDN ROCS RR II R-11245WF Series 2007 (AMBAC) (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
755,000	0.200	03/04/10	755,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,900,000	0.200	03/04/10	2,900,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,700,000	0.200	03/04/10	1,700,000
Las Vegas Valley Water District CP Series 2007 (BNP Paribas SPA) (A-1+/P-1)
2,000,000	0.180	03/01/10	2,000,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (AAA/Aa2)
500,000	5.000	03/01/10	500,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
725,000	5.000	02/01/11	755,620

			14,780,620

New Jersey – 0.6%
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/24/10	5,031,079

New Mexico – 1.1%
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.190	03/04/10	2,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
2,500,000	0.190	03/04/10	2,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,795,000	0.190	03/03/10	3,795,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,090,000	0.190	03/03/10	1,090,000

			9,385,000

New York – 14.7%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
4,200,000	0.260	03/03/10	4,200,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
$4,650,000	0.270%	03/03/10	$4,650,000
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
5,000,000	1.500	09/15/10	5,031,320
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
2,000,000	0.200	03/04/10	2,000,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
700,000	0.210	03/03/10	700,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
700,000	0.170	03/03/10	700,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
1,500,000	0.160	03/03/10	1,500,000
New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.160	03/03/10	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
1,000,000	0.200	03/03/10	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
2,500,000	0.150	03/03/10	2,500,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.190	03/04/10	500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Resolution Series 2006-CC-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
1,500,000	0.140	03/01/10	1,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,780,000	0.190	03/04/10	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,215,000	0.190	03/04/10	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,300,000	0.190	03/04/10	1,300,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
8,000,000	0.200	03/04/10	8,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,500,000	0.220	03/03/10	3,500,000

New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (NR/VMIG1)
1,700,000	0.220	03/03/10	1,700,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,495,000	0.190	03/04/10	3,495,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
2,000,000	0.180	03/04/10	2,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA) (NR/VMIG1)
1,500,000	0.140	03/01/10	1,500,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,615,000	0.180	03/04/10	1,615,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
2,400,000	0.180	03/04/10	2,400,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A (NR/VMIG1)
2,000,000	0.150	03/03/10	2,000,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
3,400,000	0.200	03/04/10	3,400,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.190	03/04/10	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (NR/VMIG1)(a)
1,400,000	0.200	03/04/10	1,400,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,100,000	0.200	03/04/10	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
660,000	0.200	03/04/10	660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,750,000	0.200	03/04/10	3,750,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
1,000,000	0.180	03/04/10	1,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$5,850,000	0.190%	03/04/10	$5,850,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,020,000	0.190	03/04/10	7,020,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,790,000	0.190	03/04/10	1,790,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,640,000	0.190	03/04/10	3,640,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+/NR)
4,000,000	0.230	03/03/10	4,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+/NR)
1,500,000	0.160	03/03/10	1,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+/NR)
1,700,000	0.210	03/03/10	1,700,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+/NR)
2,900,000	0.210	03/03/10	2,900,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
3,800,000	0.230	03/03/10	3,800,000
New York State Urban Development Corp. VRDN RB Refunding for Services Contract Series 2008 A-1 (Wachovia Bank N.A. LOC) (A-1+/NR)
1,000,000	0.150	03/04/10	1,000,000
New York State Urban Development Corp. VRDN RB Refunding for Services Contract Series 2008 A-5 (TD Bank N.A. LOC) (A-1+/NR)
1,700,000	0.150	03/04/10	1,700,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (GO of Authority) (A-1/NR)(a)
1,500,000	0.200	03/04/10	1,500,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
7,500,000	2.000	08/12/10	7,555,852
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,035,000	0.190	03/04/10	1,035,000

			120,747,172

North Carolina – 8.7%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
2,860,000	0.160	03/03/10	2,860,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2010-3643 (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.200	03/04/10	500,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
775,000	0.190	03/04/10	775,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 G (ASSURED GTY) (Bank of America N.A. LOC) (A-1/VMIG1)
2,000,000	0.180	03/04/10	2,000,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,570,000	0.200	03/04/10	2,570,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (NR/VMIG1)
1,990,000	0.180	03/04/10	1,990,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,460,000	0.200	03/04/10	1,460,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,300,000	0.250	03/03/10	2,300,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
1,200,000	0.200	03/03/10	1,200,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,465,000	0.160	03/04/10	2,465,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
6,800,000	0.180	03/03/10	6,800,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.220	03/03/10	2,250,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,050,000	0.180	03/04/10	1,050,000
Mecklenburg County GO VRDN Series 2006 A (A-1+/VMIG1)
3,000,000	0.180	03/04/10	3,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
2,950,000	0.200	03/04/10	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,000,000	0.200	03/04/10	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
4,805,000	0.180	03/04/10	4,805,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)

North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
$1,000,000	0.200%	03/04/10	$1,000,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
2,450,000	0.200	03/04/10	2,450,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
1,500,000	0.180	03/04/10	1,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,500,000	0.180	03/03/10	1,500,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,350,000	0.190	03/03/10	2,350,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.160	03/03/10	900,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,500,000	0.160	03/03/10	1,500,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,500,000	0.160	03/03/10	1,500,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
2,800,000	0.200	03/04/10	2,800,000
Union County Enterprise System VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
1,000,000	0.190	03/04/10	1,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,010,000	0.180	03/04/10	1,010,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,040,000	0.180	03/04/10	1,040,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
4,000,000	0.150	03/03/10	4,000,000
Wake County GO VRDN Public Improvements Series 2003 B (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)(a)
1,800,000	0.180	03/04/10	1,800,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,600,000	0.190	03/04/10	5,600,000

Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
865,000	0.180	03/03/10	865,000

			71,790,000

North Dakota – 0.6%
Mercer County for Basin Electric and Power Cooperative CP Series 2010 (A-1/NR)
4,925,000	0.300	04/01/10	4,925,000

Ohio – 3.5%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,800,000	0.180	03/04/10	2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.180	03/04/10	1,500,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
1,000,000	0.150	03/04/10	1,000,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (NR/VMIG1)
3,250,000	0.150	03/04/10	3,250,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
1,500,000	0.180	03/03/10	1,500,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayerische Landesbank SPA) (NR/VMIG1)
1,000,000	0.180	03/03/10	1,000,000
Montgomery County VRDN RB for Catholic Health Putters Series 2009-3622 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
3,285,000	0.180	03/03/10	3,285,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
2,130,000	0.190	03/03/10	2,130,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
5,685,000	0.190	03/03/10	5,685,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,190,000	0.200	03/04/10	3,190,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,200,000	0.200	03/04/10	1,200,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
800,000	0.150	03/03/10	800,000

			28,340,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)

Oklahoma – 0.5%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (NR/VMIG1)
$4,000,000	0.160%	03/04/10	$4,000,000

Oregon – 2.1%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2008 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
4,800,000	0.160	03/03/10	4,800,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
1,200,000	0.170	03/04/10	1,200,000
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/30/10	5,033,447
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (NR/VMIG1)
1,600,000	0.220	03/03/10	1,600,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (NR/VMIG1)
2,000,000	0.220	03/03/10	2,000,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (NR/VMIG1)
1,500,000	0.170	03/03/10	1,500,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (NR/VMIG1)
1,000,000	0.210	03/03/10	1,000,000

			17,133,447

Pennsylvania – 1.6%
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
2,550,000	0.230	03/04/10	2,550,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (NR/VMIG1)
1,500,000	0.160	03/04/10	1,500,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
3,400,000	0.200	03/04/10	3,400,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
4,000,000	0.190	03/04/10	4,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.200	03/03/10	1,300,000

			12,750,000

Puerto Rico(a) – 1.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
6,600,000	0.300	03/04/10	6,600,000

Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
2,250,000	0.300	03/04/10	2,250,000

			8,850,000

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan & Chase Co.) (A-1+/NR)(a)
1,125,000	0.200	03/04/10	1,125,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
3,790,000	0.200	03/03/10	3,790,000

			4,915,000

South Carolina – 1.4%
Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/NR)
1,400,000	0.180	03/04/10	1,400,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,550,000	0.190	03/04/10	2,550,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.200	03/04/10	3,000,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
2,000,000	0.200	03/04/10	2,000,000
South Carolina State Public Service Authority VRDN RB ROCS-RR-II R-9309 Series 2009 (Citigroup Financial Products) (F1+)(a)
2,295,000	0.220	03/04/10	2,295,000

			11,245,000

Tennessee – 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2002 A (A-1+/VMIG1)
600,000	0.150	03/04/10	600,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System SPA) (A-1+/P-1)
2,000,000	0.280	06/01/10	2,000,000

			2,600,000

Texas – 12.7%
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$2,500,000	0.200%	03/04/10	$2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,500,000	0.200	03/04/10	1,500,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	0.180	03/04/10	2,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.250	03/04/10	2,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
6,805,000	0.180	03/04/10	6,805,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
2,995,500	0.190	03/04/10	2,995,500
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
300,000	0.200	03/04/10	300,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
600,000	0.220	03/04/10	600,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,000,000	0.200	03/04/10	2,000,000
Harris County VRDN RB Putters Series 2009-3418 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
380,000	0.200	03/04/10	380,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
510,000	0.250	03/04/10	510,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1/NR)(a)
3,430,000	0.200	03/04/10	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
1,800,000	0.190	03/04/10	1,800,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
2,850,000	0.140	03/01/10	2,850,000
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1/VMIG1)
2,500,000	0.190	03/04/10	2,500,000

Lower Colorado River Authority Transportation Contract CP Series 2010 (JPMorgan Chase & Co. SPA) (A-1/P-1)
1,700,000	0.200	03/01/10	1,700,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,710,000	0.200	03/04/10	2,710,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,000,000	0.200	03/04/10	2,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
1,000,000	0.170	03/04/10	1,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,780,000	0.200	03/04/10	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
2,730,000	0.200	03/04/10	2,730,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,890,000	0.200	03/04/10	1,890,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 B (A-1+/VMIG1)
3,000,000	0.230	03/03/10	3,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 F (Bank of America N.A. SPA) (A-1/VMIG1)
2,500,000	0.180	03/03/10	2,500,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Childrens Medical Center Series 2010 B (A-1+/VMIG1)
1,400,000	0.160	03/04/10	1,400,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Childrens Medical Center Series 2010 C (A-1+/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
400,000	5.000	05/15/10	403,779
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
300,000	4.000	04/01/10	300,894
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1/NR)(a)
2,600,000	0.180	03/04/10	2,600,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
$2,000,000	0.200%	03/04/10	$2,000,000
Texas State GO VRDN Floater Trust Series 2010-18B (Barclays Bank PLC) (NR/VMIG1)(a)
755,000	0.200	03/04/10	755,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,500,000	0.200	03/04/10	1,500,000
Texas State TRANS Series 2009 (SP-1+/MIG1)
25,050,000	2.500	08/31/10	25,306,601
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.180	03/04/10	3,000,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.160	03/03/10	700,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,300,000	0.200	03/04/10	1,300,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
1,270,000	0.190	03/04/10	1,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
1,500,000	0.180	03/04/10	1,500,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
710,000	0.180	03/04/10	710,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
3,366,000	0.170	03/04/10	3,366,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,985,000	0.200	03/04/10	1,985,000

			104,347,774

Utah – 2.3%
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,500,000	0.160	03/04/10	6,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
7,800,000	0.160	03/04/10	7,800,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,020,000	0.170	03/01/10	3,020,000

Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	0.170	03/01/10	1,700,000

			19,020,000

Virginia – 0.8%
Richmond GO RANS Series 2009 (SP-1+/MIG1)
3,500,000	1.500	06/24/10	3,512,930
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
1,550,000	0.150	03/03/10	1,550,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
1,000,000	5.000	06/01/10	1,011,551
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
490,000	0.220	03/04/10	490,000

			6,564,481

Washington – 1.0%
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,800,000	0.260	03/03/10	4,800,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
1,000,000	0.180	03/04/10	1,000,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
1,000,000	0.180	03/04/10	1,000,000

			7,800,000

Wisconsin – 0.9%
University of Wisconsin Hospitals & Clinics Authority VRDN RB Refunding Series 2009 A (GO of Authority) (U.S. Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.160	03/04/10	1,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
2,200,000	0.200	03/04/10	2,200,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Wisconsin – (continued)

Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2010 (ASSURED GTY) (A-1/NR)
$4,475,000	0.400%	03/02/10	$4,475,000

			7,675,000

TOTAL INVESTMENTS – 99.7%			$818,888,398

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,182,587

NET ASSETS – 100.0%			$821,070,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2010, these securities amounted to $231,746,500 or approximately 28.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where an S&P/Moody’s rating is not available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 99.8%

New York – 97.5%
Battery Park City Authority VRDN RB Floater Trust Receipt Series 2010-1B (Barclays Bank PLC) (NR/VMIG1)(a)
$3,300,000	0.170%	03/04/10	$3,300,000
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/NR)
3,935,000	0.170	03/03/10	3,935,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
2,200,000	0.260	03/03/10	2,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
3,050,000	0.270	03/03/10	3,050,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+/NR)
2,285,000	0.210	03/04/10	2,285,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+/NR)
2,875,000	0.210	03/04/10	2,875,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1/NR)
3,290,000	0.210	03/04/10	3,290,000
Nassau County GO RANS Series 2009 (SP-1+/MIG1)
5,000,000	1.500	04/15/10	5,006,260
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
5,000,000	1.500	09/15/10	5,031,320
Nassau County GO VRDN Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
475,000	0.180	03/03/10	475,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA) (A-1+/NR)
3,000,000	0.100	03/01/10	3,000,000
New York City GO Bonds Series 2003 J (AA/Aa3)
1,000,000	5.000	06/01/10	1,009,728
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
2,000,000	0.200	03/04/10	2,000,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.160	03/03/10	500,000
New York City GO VRDN Series 2005 Subseries F-4 (Royal Bank of Scotland LOC) (A-1+/VMIG1)
1,860,000	0.180	03/04/10	1,860,000
New York City GO VRDN Series 2007 Subseries D-3 (Calyon Bank NA SPA) (A-1+/VMIG1)
2,200,000	0.160	03/04/10	2,200,000

New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC) (A-1+/VMIG1)
$1,000,000	0.160%	03/03/10	$1,000,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
9,870,000	0.160	03/03/10	9,870,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.170	03/03/10	2,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
1,800,000	0.200	03/03/10	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA) (A-1+/NR)
2,300,000	0.150	03/03/10	2,300,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
2,700,000	0.200	03/04/10	2,700,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/NR)
2,000,000	0.280	03/08/10	2,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (AMBAC-TCRS) (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006-CC-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,000,000	0.140	03/01/10	3,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
500,000	0.190	03/04/10	500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
240,000	0.200	03/04/10	240,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2004 Subseries D-1 (AAA/Aa1)
1,000,000	5.000	11/01/10	1,031,816
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2000 C (AAA/Aa1)
3,000,000	5.500	05/01/10	3,056,045
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
2,065,000	0.200	03/04/10	2,065,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (NR/VMIG1)
1,000,000	0.220	03/03/10	1,000,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
$2,575,000	0.140%	03/01/10	$2,575,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (NR/VMIG1)
5,100,000	0.180	03/04/10	5,100,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (A-1+/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+/NR)
2,675,000	0.150	03/04/10	2,675,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
400,000	0.140	03/04/10	400,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
3,700,000	0.230	03/04/10	3,700,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
300,000	0.180	03/04/10	300,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
5,300,000	0.180	03/04/10	5,300,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+/NR)
2,000,000	0.350	06/01/10	2,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,655,000	0.190	03/04/10	3,655,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A (NR/VMIG1)
1,000,000	0.150	03/03/10	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
6,100,000	0.170	03/04/10	6,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,000,000	0.150	03/04/10	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.180	03/03/10	3,000,000

New York State Dormitory Authority RB for Columbia University Series 1994 A (AAA/Aaa)
5,055,000	5.750	07/01/10	5,146,824
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1/NR)(a)
885,000	0.200	03/04/10	885,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
3,135,000	0.200	03/04/10	3,135,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.) (A-1/NR)(a)
1,000,000	0.200	03/04/10	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
2,590,000	0.170	03/04/10	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+/NR)
2,800,000	0.180	03/01/10	2,799,996
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.150	03/03/10	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
7,310,000	0.140	03/01/10	7,310,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
590,000	0.180	03/04/10	590,000
New York State Dormitory Authority VRDN RB for Cornell University Putters Series 2009-3383 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,245,000	0.190	03/04/10	3,245,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,600,000	0.170	03/04/10	1,600,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
700,000	0.170	03/04/10	700,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
3,590,000	0.150	03/03/10	3,590,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+/NR)
7,155,000	0.190	03/04/10	7,155,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1/NR)(a)
3,545,000	0.190	03/04/10	3,545,000

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$1,000,000	0.140%	03/01/10	$1,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+/NR)
2,000,000	0.230	03/03/10	2,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
1,100,000	0.180	03/03/10	1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
5,600,000	0.150	03/03/10	5,600,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
2,000,000	0.150	03/03/10	2,000,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (ASSURED GTY) (Bank of America N.A.) (A-1/NR)(a)
1,100,000	0.180	03/04/10	1,100,000
New York State Local Government Assistance Corp. RB Series 2008 C (AAA/NR)
5,000,000	5.000	04/01/10	5,019,903
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,032,000	0.190	03/03/10	2,032,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 F (Societe Generale LOC) (A-1+/VMIG1)
600,000	0.180	03/03/10	600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
800,000	0.160	03/03/10	800,000
New York State Power Authority CP Series 2010 (Bank of New York, Bank of Nova Scotia, BNP Paribas, JPMorgan Chase & Co. and State Street Bank & Trust Co. SPA) (A-1/P-1)
2,000,000	0.250	04/06/10	2,000,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA/NR)
2,000,000	5.000	04/01/10	2,007,774
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-1 (AA/NR)
6,475,000	2.500	04/01/10	6,485,266
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA/NR)
7,000,000	2.500	04/01/10	7,010,922
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
1,900,000	0.170	03/04/10	1,900,000

Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
545,000	0.190	03/04/10	545,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (A-1/NR)(a)
500,000	0.200	03/04/10	500,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
2,160,000	0.200	03/04/10	2,160,000
Suffolk County GO Bonds Public Improvement Series 2009 A (AA/Aa3)
2,040,000	2.000	05/15/10	2,046,303
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
4,875,000	2.000	08/12/10	4,911,303
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,260,000	0.230	03/04/10	3,260,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
400,000	0.180	03/04/10	400,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.180	03/04/10	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Royal Bank of Scotland SPA) (A-1+/VMIG1)
2,925,000	0.150	03/04/10	2,925,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
1,965,000	0.250	03/04/10	1,965,000

			224,045,460

Puerto Rico(a) – 2.3%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
5,350,000	0.300	03/04/10	5,350,000

TOTAL INVESTMENTS – 99.8%			$229,395,460

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			531,111

NET ASSETS – 100.0%			$229,926,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2010, these securities amounted to $57,375,000 or approximately 25.0% of net assets.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where an S&P/Moody’s rating is not available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
ASSURED GTY	—	Insured by Assured Guaranty
BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NR	—	Not Rated
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 95.9%

United States Treasury Bills
$16,000,000	0.035%	03/04/10	$15,999,953
53,100,000	0.040	03/04/10	53,099,823
16,000,000	0.050	03/11/10	15,999,778
124,000,000	0.055	03/11/10	123,998,106
20,000,000	0.057	03/18/10	19,999,457
137,000,000	0.060	03/18/10	136,996,118
29,000,000	0.055	03/25/10	28,998,937
8,000,000	0.080	03/25/10	7,999,573
9,000,000	0.085	03/25/10	8,999,490
7,100,000	0.070	04/01/10	7,099,572
65,000,000	0.110	04/01/10	64,993,843
21,900,000	0.080	04/08/10	21,898,151
2,300,000	0.140	04/15/10	2,299,597
9,000,000	0.100	04/22/10	8,998,700
36,100,000	0.105	04/22/10	36,094,525
24,000,000	0.110	04/22/10	23,996,187
500,000	0.160	05/06/10	499,853
2,300,000	0.400	06/17/10	2,297,240
6,000,000	0.410	06/17/10	5,992,620
2,000,000	0.415	06/17/10	1,997,510
5,200,000	0.430	06/17/10	5,193,292
46,000,000	0.200	07/01/10	45,968,822
25,000,000	0.180	07/08/10	24,983,875
4,000,000	0.135	07/15/10	3,997,960
United States Treasury Note
12,000,000	1.500	10/31/10	12,085,521

TOTAL INVESTMENTS – 95.9%			$680,488,503

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%			29,348,518

NET ASSETS – 100.0%			$709,837,021

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 12.8%

United States Treasury Bills
$2,000,000	0.415%	06/10/10	$1,997,671
6,000,000	0.435	06/10/10	5,992,678
12,000,000	0.445	06/10/10	11,985,018
5,000,000	0.450	06/10/10	4,993,688
11,500,000	0.400	06/17/10	11,486,200
7,700,000	0.410	06/17/10	7,690,529
2,000,000	0.415	06/17/10	1,997,510
5,500,000	0.430	06/17/10	5,492,905
7,300,000	0.442	06/17/10	7,290,309
15,000,000	0.200	07/01/10	14,989,833
1,000,000	0.135	07/15/10	999,490
United States Treasury Note
15,000,000	1.500	10/31/10	15,106,901

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$90,022,732

Repurchase Agreements(a) – 87.2%

HSBC Securities (USA), Inc.
$100,000,000	0.100%	03/01/10	$100,000,000
Maturity Value: $100,000,833
Collateralized by U.S. Treasury Bond, 7.250%, due 05/15/16 and U.S. Treasury Note, 4.000%, due 11/15/12. The aggregate market value of the collateral, including accrued interest, was $102,001,554.
Joint Repurchase Agreement Account I
467,200,000	0.100	03/01/10	467,200,000
Maturity Value: $467,203,893
UBS Securities LLC
43,300,000	0.080	03/01/10	43,300,000
Maturity Value: $43,300,289
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/10 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $44,168,208.

TOTAL REPURCHASE AGREEMENTS			$610,500,000

TOTAL INVESTMENTS – 100.0%			$700,522,732

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(86,550)

NET ASSETS – 100.0%			$700,436,182

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on February 26, 2010. Additional information on Joint Repurchase Agreement Account I appears on page 36.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2010, the Treasury Obligations Portfolio had an undivided interest in the Joint Repurchase Agreement Account I which equaled $467,200,000 in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,050,000,000	0.10%	03/01/10	$1,050,008,750

Barclays Capital, Inc.	700,000,000	0.10	03/01/10	700,005,833

BNP Paribas Securities Co.	2,500,000,000	0.10	03/01/10	2,500,020,833

Credit Suisse Securities (USA) LLC	1,500,000,000	0.10	03/01/10	1,500,012,500

Deutsche Bank Securities, Inc.	1,300,200,000	0.10	03/01/10	1,300,210,835

JPMorgan Securities	2,450,000,000	0.10	03/01/10	2,450,020,417

Morgan Stanley & Co.	2,500,000,000	0.10	03/01/10	2,500,020,833

RBS Securities, Inc.	1,500,000,000	0.10	03/01/10	1,500,012,500

UBS Securities LLC	990,000,000	0.10	03/01/10	990,008,250

TOTAL				$14,490,320,751

At February 28, 2010, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bills	0.000%	07/22/10 to 11/18/10

U.S. Treasury Inflation Protected Security	2.500	07/15/16

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 02/15/38

U.S. Treasury Notes	0.750 to 11.250	05/31/10 to 02/15/20

U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/10 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $14,780,011,214.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2010, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market	$122,400,000

Prime Obligations	179,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,050,000,000	0.12%	03/01/10	$5,050,050,500

Barclays Capital, Inc.	1,000,000,000	0.10	03/01/10	1,000,008,333

Barclays Capital, Inc.	6,000,000,000	0.12	03/01/10	6,000,060,000

BNP Paribas Securities Co.	3,000,000,000	0.12	03/01/10	3,000,030,000

Citigroup Global Markets, Inc.	1,500,000,000	0.12	03/01/10	1,500,015,000

Credit Suisse Securities (USA) LLC	1,350,000,000	0.12	03/01/10	1,350,013,500

Deutsche Bank Securities, Inc.	1,200,000,000	0.10	03/01/10	1,200,010,000

Deutsche Bank Securities, Inc.	4,550,000,000	0.12	03/01/10	4,550,045,500

JPMorgan Securities	370,000,000	0.12	03/01/10	370,003,700

Merrill Lynch & Co., Inc.	850,000,000	0.12	03/01/10	850,008,500

Morgan Stanley & Co.	600,000,000	0.10	03/01/10	600,005,000

Morgan Stanley & Co.	5,662,000,000	0.12	03/01/10	5,662,056,620

RBS Securities, Inc.	2,000,000,000	0.12	03/01/10	2,000,020,000

UBS Securities LLC	1,825,000,000	0.12	03/01/10	1,825,018,250

Wachovia Capital Markets	3,250,000,000	0.12	03/01/10	3,250,032,500

TOTAL				$38,207,377,403

At February 28, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Bank	0.000% to 0.800%	03/10/10 to 07/08/11

Federal Home Loan Mortgage Corp.	1.125 to 14.000	03/15/10 to 11/01/47

Federal National Mortgage Association	0.000 to 16.000	04/01/10 to 01/01/50

Government National Mortgage Association	3.500 to 8.000	10/15/12 to 02/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Bills	0.000	03/11/10 to 02/10/11

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	0.875 to 10.625	03/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $39,050,965,108.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

		Money
	Federal	Market
	Portfolio	Portfolio

Assets:

Investments in securities, at value based on amortized cost	$2,159,848,532	$243,955,426
Repurchase agreements, at value based on amortized cost	—	122,400,000
Cash	56,156	9,072
Receivables:
Investment securities sold	—	—
Interest	329,355	132,911
Reimbursement from investment adviser	—	—
Other assets	22,957	3,870

Total assets	2,160,257,000	366,501,279

Liabilities:

Due to custodian	—	—
Payables:
Investment securities purchased	—	4,997,417
Amounts owed to affiliates	262,903	71,606
Portfolio units/shares redeemed	—	24,732
Dividend distribution	—	36
Accrued expenses	134,622	34,149

Total liabilities	397,525	5,127,940

Net Assets:

Paid-in capital	2,159,823,287	361,358,927
Accumulated undistributed (distributions in excess of) net investment income	(92,873)	24,895
Accumulated net realized gain (loss) from investment transactions	129,061	(10,483)

NET ASSETS	$2,159,859,475	$361,373,339

Net asset value, offering and redemption price per unit/share	$1.00	$1.00

Net Assets:
ILA Units	$125,567,716	$332,925,103
ILA Administration Units	1,734,677,942	5,973,694
ILA Service Units	51,273,444	22,473,414
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	248,340,373	1,128

Total Net Assets	$2,159,859,475	$361,373,339

Units/Shares outstanding $0.001 par value (unlimited number of units/shares authorized):
ILA Units	125,565,612	332,916,700
ILA Administration Units	1,734,648,878	5,973,543
ILA Service Units	51,272,585	22,472,847
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	248,336,212	1,129

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Prime	Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Obligations	California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$377,126,752	$284,008,920	$818,888,398	$229,395,460	$680,488,503	$90,022,732
179,900,000	—	—	—	—	610,500,000
56,667	—	117,920	45,142	19,938	32,934

—	—	—	—	29,000,000	—
126,919	430,448	2,349,451	583,992	350,303	79,422
—	—	—	—	22,340	7,602
5,576	2,431	8,250	2,420	7,100	6,042

557,215,914	284,441,799	821,364,019	230,027,014	709,888,184	700,648,732

—	79,870	—	—	—	—

9,994,833	—	—	—	—	—
114,162	80,214	156,469	71,181	—	—
100,000	—	—	—	—	140,000
916	21	152	204	914	3,074
42,307	23,186	136,413	29,058	50,249	69,476

10,252,218	183,291	293,034	100,443	51,163	212,550

546,915,901	284,254,442	820,983,119	229,896,757	709,852,693	700,410,349
199,541	—	3,644	642	(104,239)	54,412
(151,746)	4,066	84,222	29,172	88,567	(28,579)

$546,963,696	$284,258,508	$821,070,985	$229,926,571	$709,837,021	$700,436,182

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$33,331,488	$70,957,697	$126,796,432	$49,719,443	$16,365,058	$55,957,554
40,310,262	213,298,019	680,778,262	180,130,790	502,317,372	191,957,039
377,118,509	1,756	13,490,477	75,302	126,183,106	357,263,607
21,301,414	—	—	—	—	—
46,579,722	—	—	—	—	—
28,322,301	1,036	5,814	1,036	64,971,485	95,257,982

$546,963,696	$284,258,508	$821,070,985	$229,926,571	$709,837,021	$700,436,182

33,330,658	70,945,302	126,752,083	49,711,799	16,374,545	55,956,934
40,309,260	213,260,760	680,540,133	180,103,100	502,608,510	191,954,920
377,105,545	1,756	13,485,757	75,291	126,254,103	357,259,663
21,300,918	—	—	—	—	—
46,578,087	—	—	—	—	—
28,321,597	1,036	5,812	1,035	65,009,176	95,256,930

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

		Money
	Federal	Market
	Portfolio	Portfolio

	Investment income:

Interest income — from unaffiliated issuers	$2,433,816	$520,784
Interest income — from affiliated issuers	—	—

Total investment income	2,433,816	520,784

	Expenses:

Portfolio-Level Expenses:
Management fees	3,971,703	648,039
Transfer Agent fees	453,909	74,062
Custody and accounting fees	104,567	35,013
Registration fees	44,901	30,731
Printing fees	36,294	9,010
Professional fees	33,102	27,211
Trustee fees	8,291	4,873
Other	55,174	2,699

Subtotal	4,707,941	831,638
Class Specific Expenses:
Administration Unit fees	1,377,211	4,778
Service Unit fees	139,438	49,703
Distribution fees — Cash Management Shares	639,793	3
Cash Management Share fees	639,793	3
Distribution and Service fees — Class B units	—	—
Distribution and Service fees — Class C units	—	—

Total expenses	7,504,176	886,125

Less — expense reductions	(4,951,690)	(332,334)

Net expenses	2,552,486	553,791

NET INVESTMENT INCOME (LOSS)	$(118,670)	$(33,007)

Net realized gain from investment transactions	135,457	45,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,787	$12,653

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Prime	Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Obligations	California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$757,717	$410,101	$1,499,067	$365,760	$353,604	$521,474
1,750	—	—	—	—	7

759,467	410,101	1,499,067	365,760	353,604	521,481

1,014,999	512,263	1,539,182	444,407	1,360,868	1,208,224
116,000	58,544	175,907	50,789	155,528	138,083
45,300	29,371	65,948	25,569	43,891	54,872
35,225	6,193	38,793	6,010	59,985	33,807
14,322	6,355	28,702	6,445	20,505	19,654
29,209	22,714	32,980	19,088	59,404	57,695
5,038	2,865	8,332	2,863	6,916	8,257
39,608	17,202	37,117	15,644	48,019	32,621

1,299,701	655,507	1,926,961	570,815	1,755,116	1,553,213

32,121	172,095	546,689	155,117	401,802	116,927
791,722	3	28,711	150	324,875	725,150
71,302	3	171	3	155,896	369,857
71,302	3	171	3	155,896	369,857
122,391	—	—	—	—	—
241,372	—	—	—	—	—

2,629,911	827,611	2,502,703	726,088	2,793,585	3,135,004

(1,847,062)	(432,036)	(1,046,420)	(372,908)	(2,335,742)	(2,537,410)

782,849	395,575	1,456,283	353,180	457,843	597,594

$(23,382)	$14,526	$42,784	$12,580	$(104,239)	$(76,113)

83,028	22,058	169,975	29,881	100,930	64,335

$59,646	$36,584	$212,759	$42,461	$(3,309)	$(11,778)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Federal Portfolio
	For the
	Six Months Ended	For the Period	For the
	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income (loss)	$(118,670)	$1,465,748	$56,665,026
Net realized gain (loss) from investment transactions	135,457	666,448	704,899

Net increase in net assets resulting from operations	16,787	2,132,196	57,369,925

Distributions to unit/shareholders:

From net investment income:
ILA Units	—	(127,802)	(1,944,949)
ILA Administration Units	—	(1,331,800)	(48,077,578)
ILA Service Units	—	(6,146)	(1,656,079)
ILA Class B Units	—	—	—
ILA Class C Units	—	—	—
ILA Cash Management Shares	—	—	(4,986,420)
From net realized gains:
ILA Units	(5,488)	(18,535)	(23,116)
ILA Administration Units	(94,314)	(463,642)	(575,265)
ILA Service Units	(3,569)	(17,868)	(22,303)
ILA Class B Units	—	—	—
ILA Class C Units	—	—	—
ILA Cash Management Shares	(13,221)	(56,207)	(82,130)

Total distributions to unit/shareholders	(116,592)	(2,022,000)	(57,367,840)

From unit/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	1,332,893,190	1,710,137,129	5,493,454,019
Reinvestment of distributions	112,289	1,987,046	55,965,563
Cost of units/shares redeemed	(1,621,026,485)	(2,820,454,450)	(4,284,143,450)

Net increase (decrease) in net assets resulting from unit/share transactions	(288,021,006)	(1,108,330,275)	1,265,276,132

NET INCREASE (DECREASE)	(288,120,811)	(1,108,220,079)	1,265,278,217

Net assets:

Beginning of period	2,447,980,286	3,556,200,365	2,290,922,148

End of period	$2,159,859,475	$2,447,980,286	$3,556,200,365

Undistributed (distributions in excess of) net investment income	$(92,873)	$25,797	$25,797

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Money Market Portfolio			Prime Obligations Portfolio
For the			For the
Six Months Ended	For the Period	For the	Six Months Ended	For the Period	For the
February 28, 2010	January 1, 2009 to	Fiscal Year Ended	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
(Unaudited)	August 31, 2009*	December 31, 2008	(Unaudited)	August 31, 2009*	December 31, 2008

$(33,007)	$998,003	$11,086,803	$(23,382)	$522,897	$15,014,871
45,660	30,809	(68,267)	83,028	53,828	(193,080)

12,653	1,028,812	11,018,536	59,646	576,725	14,821,791

—	(962,236)	(9,914,570)	—	(105,070)	(2,664,152)
—	(10,239)	(271,529)	—	(58,933)	(1,833,868)
—	(25,526)	(832,369)	—	(281,792)	(8,782,487)
—	—	—	—	(4,675)	(386,961)
—	—	—	—	(8,277)	(686,888)
—	(2)	(68)	—	(14,406)	(540,679)

(17,112)	(14,449)	—	(5,127)	—	—
(323)	(266)	—	(5,605)	—	—
(1,250)	(942)	—	(52,024)	—	—
—	—	—	(3,087)	—	—
—	—	—	(6,486)	—	—
—	—	—	(4,050)	—	—

(18,685)	(1,013,660)	(11,018,536)	(76,379)	(473,153)	(14,895,035)

331,367,952	608,278,309	1,180,866,250	416,011,574	752,950,977	2,171,699,439
18,119	995,942	10,549,150	73,206	432,329	12,861,145
(382,628,823)	(672,894,030)	(1,168,392,392)	(497,061,554)	(833,172,431)	(2,221,397,336)

(51,242,752)	(63,619,779)	23,023,008	(80,976,774)	(79,789,125)	(36,836,752)

(51,248,784)	(63,604,627)	23,023,008	(80,993,507)	(79,685,553)	(36,909,996)

412,622,123	476,226,750	453,203,742	627,957,203	707,642,756	744,552,752

$361,373,339	$412,622,123	$476,226,750	$546,963,696	$627,957,203	$707,642,756

$24,895	$57,902	$68,267	$199,541	$222,923	$138,976

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Tax-Exempt California Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income	$14,526	$88,567	$9,834,970
Net realized gain (loss) from investment transactions	22,058	(17,992)	137,775

Net increase in net assets resulting from operations	36,584	70,575	9,972,745

Distributions to unit/shareholders:

From net investment income:
ILA Units	(3,133)	(52,876)	(2,688,492)
ILA Administration Units	(11,393)	(35,687)	(7,144,806)
ILA Service Units	—	(4)	(1,660)
ILA Cash Management Shares	—	—	(12)
From net realized gains:
ILA Units	—	—	(30,540)
ILA Administration Units	—	—	(113,884)
ILA Service Units	—	—	(88)
ILA Cash Management Shares	—	—	—

Total distributions to unit/shareholders	(14,526)	(88,567)	(9,979,482)

From unit/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	496,171,987	822,532,838	3,900,399,008
Reinvestment of distributions	14,408	66,672	8,968,390
Cost of units/shares redeemed	(524,565,049)	(1,157,506,490)	(3,932,735,958)

Net increase (decrease) in net assets resulting from unit/share transactions	(28,378,654)	(334,906,980)	(23,368,560)

NET INCREASE (DECREASE)	(28,356,596)	(334,924,972)	(23,375,297)

Net assets:

Beginning of period	312,615,104	647,540,076	670,915,373

End of period	$284,258,508	$312,615,104	$647,540,076

Undistributed (distributions in excess of) net investment income	$—	$—	$—

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Tax-Exempt Diversified Portfolio			Tax-Exempt New York Portfolio
For the			For the
Six Months Ended	For the Period	For the Fiscal	Six Months Ended	For the Period	For the Fiscal
February 28, 2010	January 1, 2009 to	Year Ended	February 28, 2010	January 1, 2009 to	Year Ended
(Unaudited)	August 31, 2009*	December 31, 2008	(Unaudited)	August 31, 2009*	December 31, 2008

$42,784	$714,414	$21,057,482	$12,580	$75,387	$6,749,574
169,975	89,188	64,487	29,881	45,638	95,250

212,759	803,602	21,121,969	42,461	121,025	6,844,824

(8,530)	(194,110)	(2,902,971)	(2,150)	(32,206)	(1,109,971)
(38,298)	(518,604)	(17,887,431)	(10,426)	(43,229)	(5,638,323)
(756)	(1,700)	(261,844)	(4)	(6)	(1,214)
(3)	—	(5,236)	—	—	(12)

(24,765)	—	(13,899)	(8,573)	—	(17,116)
(133,281)	—	(108,034)	(37,760)	—	(99,934)
(2,765)	—	(1,856)	(14)	—	(17)
(9)	—	—	—	—	—

(208,407)	(714,414)	(21,181,271)	(58,927)	(75,441)	(6,866,587)

1,262,376,665	2,534,987,466	8,572,292,192	293,939,089	859,052,986	3,919,710,279
202,326	701,319	20,669,556	58,567	74,300	6,804,928
(1,435,969,079)	(3,093,716,808)	(7,933,833,424)	(357,557,743)	(1,061,534,914)	(3,740,745,810)

(173,390,088)	(558,028,023)	659,128,324	(63,560,087)	(202,407,628)	185,769,397

(173,385,736)	(557,938,835)	659,069,022	(63,576,553)	(202,362,044)	185,747,634

994,456,721	1,552,395,556	893,326,534	293,503,124	495,865,168	310,117,534

$821,070,985	$994,456,721	$1,552,395,556	$229,926,571	$293,503,124	$495,865,168

$3,644	$8,447	$(2,317)	$642	$642	$(1,880)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Statements of Changes in Net Assets

	Treasury Instruments Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income (loss)	$(104,239)	$(843,975)	$6,836,703
Net realized gain from investment transactions	100,930	450,334	3,028,024

Net increase (decrease) in net assets resulting from operations	(3,309)	(393,641)	9,864,727

Distributions to unit/shareholders:

From net investment income:
ILA Units	—	—	(126,926)
ILA Administration Units	—	—	(4,663,629)
ILA Service Units	—	—	(2,007,495)
ILA Cash Management Shares	—	—	(38,652)
From net realized gains:
ILA Units	(11,770)	(5,621)	(46,147)
ILA Administration Units	(355,655)	(105,522)	(1,964,405)
ILA Service Units	(79,802)	(7,781)	(406,140)
ILA Cash Management Shares	(42,826)	(4,485)	(50,368)

Total distributions to unit/shareholders	(490,053)	(123,409)	(9,303,762)

From unit/share transactions (at $1.00 per unit/share):

Proceeds from sales of units/shares	723,099,799	452,975,399	3,875,885,975
Reinvestment of distributions	411,346	114,137	6,891,053
Cost of units/shares redeemed	(910,479,312)	(1,384,776,637)	(2,357,926,685)

Net increase (decrease) in net assets resulting from unit/share transactions	(186,968,167)	(931,687,101)	1,524,850,343

NET INCREASE (DECREASE)	(187,461,529)	(932,204,151)	1,525,411,308

Net assets:

Beginning of period	897,298,550	1,829,502,701	304,091,393

End of period	$709,837,021	$897,298,550	$1,829,502,701

Undistributed (distributions in excess of) net investment income	$(104,239)	$—	$601,099

*	The Portfolios changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Treasury Obligations Portfolio
For the
Six Months Ended	For the Period	For the Fiscal
February 28, 2010	January 1, 2009 to	Year Ended
(Unaudited)	August 31, 2009*	December 31, 2008

$(76,113)	$(919,750)	$9,655,803
64,335	970,230	499,185

(11,778)	50,480	10,154,988

—	—	(580,429)
—	—	(1,368,398)
—	—	(5,174,651)
—	—	(2,532,325)

(5,789)	(7,854)	(14,061)
(33,084)	(16,961)	(104,763)
(80,516)	(32,952)	(164,367)
(24,005)	(12,952)	(88,472)

(143,394)	(70,719)	(10,027,466)

596,122,526	1,124,033,671	3,344,131,061
48,162	25,863	3,860,629
(705,323,219)	(1,200,557,234)	(3,314,653,922)

(109,152,531)	(76,497,700)	33,337,768

(109,307,703)	(76,517,939)	33,465,290

809,743,885	886,261,824	852,796,534

$700,436,182	$809,743,885	$886,261,824

$54,412	$130,525	$183,146

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements
February 28, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-Diversified

Federal, Money Market, Tax-Exempt Diversified, Treasury Instruments, Treasury Obligations	ILA, ILA Administration, ILA Service, ILA Cash Management	Diversified

Prime Obligations	ILA, ILA Administration, ILA Service, ILA Class B, ILA Class C, ILA Cash Management	Diversified

Tax-Exempt California, Tax-Exempt New York	ILA, ILA Administration, ILA Service, ILA Cash Management	Non-Diversified

The Portfolios seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
Effective November 2, 2009, Class B Units of the Prime Obligations Portfolio are no longer available for purchase by new or existing unitholders (although current Class B unitholders may continue to reinvest income and capital gains distributions into Class B Units, and Class B unitholders may continue to exchange their units for Class B Shares of certain other Goldman Sachs Funds.
Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”), serves as Distributor of the units/shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a management agreement (the “Agreement”) with the Trust.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. FASB Financial Accounting Standards Codification — The Financial Accounting Standards Board (“FASB”) implemented its “Financial Accounting Standards Codification” (the “Codification”) as the single source of GAAP. While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance that have been reflected in the Notes to Financial Statements.

B. Investment Valuation — It is the Portfolios’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Portfolios’ net asset value per share (“NAV”) based upon the amortized cost of the Portfolios’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

C. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of settled shares of each class.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily.

E. Federal Taxes and Distribution to Unit/Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income, and capital gains to its unit/shareholders. Accordingly, no federal income tax provisions are required. Distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolios’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Portfolios’ capital accounts on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of the Portfolios’ most recent fiscal year end, August 31, 2009, the following Portfolios had capital loss carryforwards for U.S. federal income tax purposes of:

	Money	Prime	Tax-Exempt
	Market	Obligations	California

Capital loss carryforward(1)
Expiring 2016	$37,458	$158,395	$—
Expiring 2017	—	—	17,992

(1)	Expiration occurs on August 31 of the year indicated.

The above are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

F. Forward Commitment Transactions — The Portfolios may enter into forward commitment transactions which involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.

G. Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Portfolio is permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Portfolio Contractual Fee Table on the following page summarizes the relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plan — The Trust, on behalf of the Prime Obligations Portfolio’s Class B and Class C Units, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly from the Prime Obligations Portfolio for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to both Class B and Class C Units, which may then be paid by Goldman Sachs to authorized dealers.
The Trust, on behalf of Cash Management Shares (“CMS”) of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services equal to an annual percentage rate of the average daily net assets attributable to CMS.
Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution, and Service Plans and a portion of the Prime Obligations Portfolio’s Class B and Class C Units’ contingent deferred sales charges are retained. During the six months ended February 28, 2010, Goldman Sachs has advised that it did not retain any contingent deferred sales charges from Class B and Class C Units.

C. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (“the Plans”). The Plans allow for Administration Units, Service Units and CMS to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and/or unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the Administration Units, Service Units, and CMS.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is calculated daily and paid monthly equal to an annual percentage rate of each Portfolio’s average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a further reduction in the Portfolios’ net expenses.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Total Portfolio Expenses —

Portfolio Contractual Fees
The contractual annualized rates are as follows:

	All Portfolios					Prime Obligations
		ILA	ILA
	ILA	Administration	Service	ILA
	Units	Units	Units	CMS		ILA B Units		ILA C Units

Management Fee	0.35%	0.35%	0.35%	0.35%		0.35%		0.35%
Distribution and Service Fees	N/A	N/A	N/A	0.50	*	1.00	**	1.00	**
Service Fees	N/A	0.15	0.40	0.50		N/A		N/A
Transfer Agency Fee	0.04	0.04	0.04	0.04		0.04		0.04

N/A — Reflects fees that are not applicable to respective unit/share class.

*	Distribution (12b-1) fee only.

**	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75% and 0.25%, respectively.

Portfolio Effective Net Expenses (After waivers and reimbursements)

During the six months ended February 28, 2010, GSAM voluntarily agreed to waive a portion of its management fee attributable to each Portfolio. Additionally, Goldman Sachs, as Distributor and Transfer Agent, voluntarily agreed to waive all of its respective class-specific fees (consisting of Distribution and Service, Administration, Service plan and Shareholder Administration plan fees) attributable to the applicable unit/share classes and transfer agency fees attributable to the Portfolios. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs. The following table outlines management fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agent fee credit reductions) in order to determine each Portfolio’s net annualized expenses for the period. The Portfolios are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

		Money	Prime	Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
All Unit/Share Classes*	Federal	Market	Obligations	California	Diversified	New York	Instruments	Obligations

Management Fee	0.20%	0.25%	0.22%	0.22%	0.28%	0.23%	0.07%	0.13%
Other Expenses	0.02	0.05	0.04	0.05	0.04	0.05	0.04	0.04

Net Expenses	0.22%	0.30%	0.26%	0.27%	0.32%	0.28%	0.11%	0.17%

*	Annualized

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2010, expense reductions including fee waivers and other expenses reimbursement were as follows (in thousands):

			Distribution,
			Administration	Other
	Management	Transfer Agent	and Service Plan	Expenses
Portfolio	Fee Waiver	Fee Waiver	Fee Waivers	Reimbursement	Total

Federal	$1,701	$455	$2,796	$—	$4,952

Money Market	186	72	55	19	332

Prime Obligations	374	116	1,330	27	1,847

Tax-Exempt California	193	59	172	8	432

Tax-Exempt Diversified	311	167	568	—	1,046

Tax-Exempt New York	156	51	155	11	373

Treasury Instruments	1,074	156	1,038	68	2,336

Treasury Obligations	762	138	1,582	55	2,537

As of February 28, 2010, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

	Management	Other Expenses Over
Portfolio	Fees	Reimbursement	Total

Federal	$263	$—	$263

Money Market	54	18	72

Prime Obligations	71	43	114

Tax-Exempt California	41	39	80

Tax-Exempt Diversified	156	—	156

Tax-Exempt New York	36	35	71

G. Line of Credit Facility — The Portfolios participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2010, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of February 28, 2010:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$572,744,459	$1,587,104,073	$—

Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$74,178,517	$—
Corporate Obligations (including repurchase agreements)	—	292,176,909	—

Total	$—	$366,355,426	$—

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$125,857,592	$—
Corporate Obligations (including repurchase agreements)	—	421,169,160	—
Municipal Debt Obligations	—	10,000,000	—

Total	$—	$557,026,752	$—

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

4. FAIR VALUE OF INVESTMENTS (continued)

Tax-Exempt California	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$284,008,920	$—

Tax-Exempt Diversified	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$818,888,398	$—

Tax-Exempt New York	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$229,395,460	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$680,488,503	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$90,022,732	$—	$—
Corporate Obligations (including repurchase agreements)	—	610,500,000	—

Total	$90,022,732	$610,500,000	$—

(a)	The Portfolios utilize amortized cost, which approximates fair value, to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Portfolios’ holdings may have an adverse impact on the Portfolios’ ability to provide a positive yield to its unit/shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as Distribution and Service, Administration, Service plan and Shareholder Administration plan, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

C. Portfolio Concentrations — The Tax-Exempt Portfolios have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
In particular, the Tax-Exempt California and Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Portfolios approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Portfolios and other Goldman Sachs registered money market funds. Each of these Portfolios paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. With each extension of the Program, the participating Portfolios paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.
Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Portfolios or any other money market fund. Under the Program, if a participating Portfolio’s market-based net asset value per share had dropped below $0.995 on any day while the Program was in effect, shareholders of record on that date who also held shares in the participating Portfolio on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Portfolio. The fees were amortized over the length of the participation in the Program. The expense was borne by the Portfolios without regard to any expense limitation in effect for those Portfolios.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

7. OTHER MATTERS (continued)

B. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

C. Plan of Consolidation — On December 17, 2009, the trustees approved a plan to consolidate the assets of the Portfolios with those of other similarly managed money market funds of the Trust by allowing shareholders of the Portfolios the opportunity to acquire shares of substantially similar Goldman Sachs money market funds in exchange for their current ILA Portfolio holdings (the “Consolidation”). This Consolidation may result in the movement of portfolio securities from the Portfolios to their prospective counterparts.

8. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Other than the item discussed below, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Legal Proceedings — On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.
Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.
In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE)

Unit/share activity is as follows:

	Federal Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	85,572,207	95,220,322	218,638,252
Reinvestment of distributions	5,443	127,706	1,462,621
Units redeemed	(53,048,001)	(122,077,467)	(183,280,163)

	32,529,649	(26,729,439)	36,820,710

ILA Administration Units
Units sold	584,379,934	746,647,507	2,794,724,701
Reinvestment of distributions	94,673	1,801,103	48,617,381
Units redeemed	(877,116,834)	(1,697,693,783)	(1,872,448,581)

	(292,642,227)	(949,245,173)	970,893,501

ILA Service Units
Units sold	288,173,338	447,364,848	865,435,007
Reinvestment of distributions	2,740	15,423	894,795
Units redeemed	(325,200,079)	(475,813,788)	(845,536,352)

	(37,024,001)	(28,433,517)	20,793,450

ILA Cash Management Shares
Shares sold	374,767,711	420,904,452	1,614,656,059
Reinvestment of distributions	9,433	42,814	4,990,766
Shares redeemed	(365,661,571)	(524,869,412)	(1,382,878,354)

	9,115,573	(103,922,146)	236,768,471

NET INCREASE (DECREASE) IN UNITS/SHARES	(288,021,006)	(1,108,330,275)	1,265,276,132

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Money Market Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	157,342,212	320,751,999	651,055,659
Reinvestment of distributions	16,909	970,913	9,781,810
Units redeemed	(207,712,153)	(370,317,416)	(622,782,288)

	(50,353,032)	(48,594,504)	38,055,181

ILA Administration Units
Units sold	31,153,879	59,262,611	108,648,220
Reinvestment of distributions	2	14	3,447
Units redeemed	(31,544,112)	(61,526,195)	(114,407,759)

	(390,231)	(2,263,570)	(5,756,092)

ILA Service Units
Units sold	142,871,853	228,263,699	421,108,154
Reinvestment of distributions	1,208	25,014	763,827
Units redeemed	(143,372,550)	(241,049,832)	(431,148,669)

	(499,489)	(12,761,119)	(9,276,688)

ILA Cash Management Shares
Shares sold	8	—	54,217
Reinvestment of distributions	—	1	66
Shares redeemed	(8)	(587)	(53,676)

	—	(586)	607

NET INCREASE (DECREASE) IN UNITS/SHARES	(51,242,752)	(63,619,779)	23,023,008

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Prime Obligations Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	125,241,614	213,903,051	808,771,421
Reinvestment of distributions	3,389	69,018	905,137
Units redeemed	(140,344,350)	(217,589,880)	(878,821,247)

	(15,099,347)	(3,617,811)	(69,144,689)

ILA Administration Units
Units sold	51,491,187	75,782,305	157,637,411
Reinvestment of distributions	5,535	58,530	1,778,939
Units redeemed	(56,588,912)	(77,048,321)	(208,577,658)

	(5,092,190)	(1,207,486)	(49,161,308)

ILA Service Units
Units sold	121,592,143	259,075,863	739,510,256
Units converted from ILA Class B(a)	1,055,424	1,999,513	3,732,186
Reinvestment of distributions	51,175	277,879	8,594,013
Units redeemed	(173,600,132)	(299,835,535)	(719,702,758)

	(50,901,390)	(38,482,280)	32,133,697

ILA Class B Units
Units sold	2,075,329	11,204,269	33,986,143
Units converted to ILA Service Units(a)	(1,055,424)	(1,999,513)	(3,732,186)
Reinvestment of distributions	2,886	4,474	368,312
Units redeemed	(9,038,635)	(15,039,741)	(21,445,659)

	(8,015,844)	(5,830,511)	9,176,610

ILA Class C Units
Units sold	15,371,916	21,704,201	69,244,862
Reinvestment of distributions	6,288	8,041	677,754
Units redeemed	(19,889,048)	(32,221,109)	(51,987,595)

	(4,510,844)	(10,508,867)	17,935,021

ILA Cash Management Shares
Shares sold	100,239,385	171,281,288	362,549,346
Reinvestment of distributions	3,933	14,387	536,990
Shares redeemed	(97,600,477)	(191,437,845)	(340,862,419)

	2,642,841	(20,142,170)	22,223,917

NET DECREASE IN UNITS/SHARES	(80,976,774)	(79,789,125)	(36,836,752)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

(a)	Class B Units will automatically convert into Service Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt California Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	41,138,769	59,293,679	388,364,398
Reinvestment of distributions	3,041	31,077	1,841,373
Units redeemed	(38,101,367)	(138,749,217)	(419,311,817)

	3,040,443	(79,424,461)	(29,106,046)

ILA Administration Units
Units sold	455,033,118	761,899,864	3,505,323,315
Reinvestment of distributions	11,367	35,595	7,126,986
Units redeemed	(486,463,582)	(1,016,974,218)	(3,507,156,606)

	(31,419,097)	(255,038,759)	5,293,695

ILA Service Units
Units sold	100	1,339,295	6,711,295
Reinvestment of distributions	—	—	21
Units redeemed	(100)	(1,783,055)	(6,267,535)

	—	(443,760)	443,781

ILA Cash Management Shares
Reinvestment of distributions	—	—	10

NET DECREASE IN UNITS/SHARES	(28,378,654)	(334,906,980)	(23,368,560)

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt Diversified Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	88,338,139	214,990,104	315,886,136
Reinvestment of distributions	33,195	193,358	2,874,882
Units redeemed	(116,136,644)	(231,661,338)	(294,767,989)

	(27,765,310)	(16,477,876)	23,993,029

ILA Administration Units
Units sold	1,150,164,462	2,286,671,578	8,185,735,991
Reinvestment of distributions	166,218	506,674	17,632,663
Units redeemed	(1,294,300,800)	(2,820,946,820)	(7,569,902,994)

	(143,970,120)	(533,768,568)	633,465,660

ILA Service Units
Units sold	23,869,389	33,102,262	69,462,858
Reinvestment of distributions	2,913	1,287	161,943
Units redeemed	(25,383,187)	(40,977,052)	(67,307,994)

	(1,510,885)	(7,873,503)	2,316,807

ILA Cash Management Shares
Shares sold	4,675	223,522	1,207,207
Reinvestment of distributions	—	—	68
Shares redeemed	(148,448)	(131,598)	(1,854,447)

	(143,773)	91,924	(647,172)

NET INCREASE (DECREASE) IN UNITS/SHARES	(173,390,088)	(558,028,023)	659,128,324

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Tax-Exempt New York Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	38,744,130	46,673,142	155,327,016
Reinvestment of distributions	10,547	30,915	1,086,664
Units redeemed	(39,245,174)	(73,458,475)	(135,805,178)

	(490,497)	(26,754,418)	20,608,502

ILA Administration Units
Units sold	255,194,958	812,379,844	3,764,383,166
Reinvestment of distributions	48,003	43,379	5,717,274
Units redeemed	(318,312,074)	(988,076,439)	(3,604,547,008)

	(63,069,113)	(175,653,216)	165,553,432

ILA Service Units
Units sold	—	—	—
Reinvestment of distributions	17	6	978
Units redeemed	(495)	—	(393,432)

	(478)	6	(392,454)

ILA Cash Management Shares
Shares sold	1	—	97
Reinvestment of distributions	—	—	12
Shares redeemed	—	—	(192)

	1	—	(83)

NET INCREASE (DECREASE) IN UNITS/SHARES	(63,560,087)	(202,407,628)	185,769,397

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Treasury Instruments Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	2,764,128	9,376,114	177,629,889
Reinvestment of distributions	11,728	5,345	153,053
Units redeemed	(5,505,853)	(18,376,716)	(158,736,545)

	(2,729,997)	(8,995,257)	19,046,397

ILA Administration Units
Units sold	190,130,987	89,557,196	2,639,237,676
Reinvestment of distributions	355,607	104,375	6,569,141
Units redeemed	(304,878,642)	(1,083,187,673)	(1,147,894,376)

	(114,392,048)	(993,526,102)	1,497,912,441

ILA Service Units
Units sold	521,754,601	349,470,683	957,193,277
Reinvestment of distributions	1,190	19	79,833
Units redeemed	(594,795,915)	(273,645,059)	(1,008,941,821)

	(73,040,124)	75,825,643	(51,668,711)

ILA Cash Management Shares
Shares sold	8,450,083	4,571,406	101,825,133
Reinvestment of distributions	42,821	4,398	89,026
Shares redeemed	(5,298,902)	(9,567,189)	(42,353,943)

	3,194,002	(4,991,385)	59,560,216

NET INCREASE (DECREASE) IN UNITS/SHARES	(186,968,167)	(931,687,101)	1,524,850,343

*	The Portfolio changed its fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

9. SUMMARY OF UNIT/SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)

Unit/share activity is as follows:

	Treasury Obligations Portfolio
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

ILA Units
Units sold	88,789,434	167,915,797	396,081,148
Reinvestment of distributions	1,677	3,767	240,984
Units redeemed	(51,632,178)	(184,848,582)	(400,748,510)

	37,158,933	(16,929,018)	(4,426,378)

ILA Administration Units
Units sold	134,159,219	205,656,076	856,257,204
Reinvestment of distributions	33,034	16,663	1,472,172
Units redeemed	(114,579,962)	(309,904,258)	(598,065,203)

	19,612,291	(104,231,519)	259,664,173

ILA Service Units
Units sold	189,630,931	396,772,007	1,549,743,642
Reinvestment of distributions	158	36	10,711
Units redeemed	(235,631,611)	(382,243,568)	(1,595,719,793)

	(46,000,522)	14,528,475	(45,965,440)

ILA Cash Management Shares
Shares sold	183,542,942	353,689,791	542,049,067
Reinvestment of distributions	13,293	5,397	2,136,762
Shares redeemed	(303,479,468)	(323,560,826)	(720,120,416)

	(119,923,233)	30,134,362	(175,934,587)

NET INCREASE (DECREASE) IN UNITS/SHARES	(109,152,531)	(76,497,700)	33,337,768

*	The Portfolio changed its fiscal year end from December 31 to August 31.

ILA FEDERAL PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				unit/shareholders
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$(0.0001)		$0.0002	$0.0001	$—		$(0.0001)	$(0.0001)
2010-ILA Administration Units	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010-ILA Service Units	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010-ILA Cash Management Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0012	(b)	—	—	(0.0012	)(b)	—	—
2009-ILA Administration Units	1.00	0.0006	(b)	—	—	(0.0006	)(b)	—	—
2009-ILA Service Units	1.00	0.0002	(b)	—	—	(0.0002	)(b)	—	—
2009-ILA Cash Management Shares	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.023	(b)	—	—	(0.023	)(b)	—	—
2008-ILA Administration Units	1.00	0.021	(b)	—	—	(0.021	)(b)	—	—
2008-ILA Service Units	1.00	0.019	(b)	—	—	(0.019	)(b)	—	—
2008-ILA Cash Management Shares	1.00	0.017	(b)	—	—	(0.017	)(b)	—	—

2007-ILA Units	1.00	0.047		—	—	(0.047)		—	—
2007-ILA Administration Units	1.00	0.046		—	—	(0.046)		—	—
2007-ILA Service Units	1.00	0.043		—	—	(0.043)		—	—
2007-ILA Cash Management Shares	1.00	0.042		—	—	(0.042)		—	—

2006-ILA Units	1.00	0.046		—	—	(0.046)		—	—
2006-ILA Administration Units	1.00	0.044		—	—	(0.044)		—	—
2006-ILA Service Units	1.00	0.042		—	—	(0.042)		—	—
2006-ILA Cash Management Shares	1.00	0.038		—	—	(0.038)		—	—

2005-ILA Units	1.00	0.028		—	—	(0.028)		—	—
2005-ILA Administration Units	1.00	0.026		—	—	(0.026)		—	—
2005-ILA Service Units	1.00	0.024		—	—	(0.024)		—	—
2005-ILA Cash Management Shares	1.00	0.022		—	—	(0.022)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), $0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(c)	Annualized.
(d)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

ILA FEDERAL PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$125,568	0.22	%(c)	0.41	%(c)	(0.01	)%(c)
1.00	0.01	1,734,678	0.22	(c)	0.56	(c)	(0.01	)(c)
1.00	0.01	51,273	0.22	(c)	0.81	(c)	(0.01	)(c)
1.00	0.01	248,340	0.22	(c)	1.41	(c)	(0.01	)(c)

1.00	0.12	93,041	0.41	(c)	0.43	(c)	0.18	(c)
1.00	0.06	2,027,404	0.51	(c)	0.58	(c)	0.08	(c)
1.00	0.02	88,301	0.56	(c)	0.83	(c)	0.01	(c)
1.00	0.01	239,234	0.58	(c)	1.43	(c)	—	(c)(d)

1.00	2.31	119,766	0.42		0.42		2.16
1.00	2.16	2,976,558	0.57		0.57		2.08
1.00	1.90	116,731	0.82		0.82		1.83
1.00	1.73	343,145	0.99		1.42		1.53

1.00	4.85	82,946	0.41		0.42		4.67
1.00	4.69	2,005,664	0.56		0.57		4.60
1.00	4.43	95,938	0.81		0.82		4.11
1.00	4.25	106,375	0.98		1.42		3.77

1.00	4.65	27,595	0.41		0.41		4.32
1.00	4.49	1,755,687	0.56		0.56		4.41
1.00	4.23	198,350	0.81		0.81		4.18
1.00	4.06	255	0.98		1.41		3.81

1.00	2.82	784,191	0.41		0.41		2.74
1.00	2.67	1,481,451	0.56		0.56		2.64
1.00	2.41	204,181	0.81		0.81		2.39
1.00	2.24	124,382	0.98		1.41		2.13

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				unit/shareholders
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$(0.0001)		$0.0002	$0.0001	$—		$(0.0001)	$(0.0001)
2010-ILA Administration Units	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010-ILA Service Units	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010-ILA Cash Management Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0022	(b)	—	—	(0.0022	)(b)	—	—
2009-ILA Administration Units	1.00	0.0014	(b)	—	—	(0.0014	)(b)	—	—
2009-ILA Service Units	1.00	0.0007	(b)	—	—	(0.0007	)(b)	—	—
2009-ILA Cash Management Shares	1.00	0.0005	(b)	—	—	(0.0005	)(b)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024		—	—	(0.024)		—	—
2008-ILA Administration Units	1.00	0.022		—	—	(0.022)		—	—
2008-ILA Service Units	1.00	0.020		—	—	(0.020)		—	—
2008-ILA Cash Management Shares	1.00	0.018		—	—	(0.018)		—	—

2007-ILA Units	1.00	0.049		—	—	(0.049)		—	—
2007-ILA Administration Units	1.00	0.047		—	—	(0.047)		—	—
2007-ILA Service Units	1.00	0.045		—	—	(0.045)		—	—
2007-ILA Cash Management Shares	1.00	0.043		—	—	(0.043)		—	—

2006-ILA Units	1.00	0.046		—	—	(0.046)		—	—
2006-ILA Administration Units	1.00	0.045		—	—	(0.045)		—	—
2006-ILA Service Units	1.00	0.042		—	—	(0.042)		—	—
2006-ILA Cash Management Shares	1.00	0.040		—	—	(0.040)		—	—

2005-ILA Units	1.00	0.029		—	—	(0.029)		—	—
2005-ILA Administration Units	1.00	0.027		—	—	(0.027)		—	—
2005-ILA Service Units	1.00	0.025		—	—	(0.025)		—	—
2005-ILA Cash Management Shares	1.00	0.023		—	—	(0.023)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.00003 and $(0.00003) of net realized gains and distributions from net realized gains for the period ended August 31, 2009.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA MONEY MARKET PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$332,925	0.30	%(c)	0.44	%(c)	(0.02	)%(c)
1.00	0.01	5,974	0.30	(c)	0.59	(c)	(0.02	)(c)
1.00	0.01	22,473	0.30	(c)	0.84	(c)	(0.02	)(c)
1.00	0.01	1	0.30	(c)	1.44	(c)	(0.02	)(c)

1.00	0.22	383,284	0.46	(c)	0.49	(c)	0.33	(c)
1.00	0.14	6,364	0.59	(c)	0.64	(c)	0.21	(c)
1.00	0.07	22,973	0.72	(c)	0.89	(c)	0.10	(c)
1.00	0.05	1	0.76	(c)	1.49	(c)	0.10	(c)

1.00	2.40	431,864	0.44		0.45		2.41
1.00	2.25	8,627	0.59		0.60		2.35
1.00	1.99	35,734	0.84		0.85		2.12
1.00	1.82	2	1.01		1.45		1.67

1.00	5.02	393,809	0.44		0.47		4.90
1.00	4.86	14,383	0.59		0.62		4.75
1.00	4.60	45,010	0.84		0.87		4.52
1.00	4.42	1	1.01		1.47		4.51

1.00	4.72	293,929	0.43		0.43		4.54
1.00	4.57	9,571	0.57		0.57		4.31
1.00	4.31	255,951	0.83		0.83		4.22
1.00	4.13	2	0.99		1.42		3.87

1.00	2.91	578,208	0.41		0.41		2.85
1.00	2.75	947,855	0.56		0.56		2.73
1.00	2.50	262,445	0.81		0.81		2.48
1.00	2.32	134,241	0.98		1.41		2.27

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
	Net asset	investment operations			unit/shareholders
	value,	Net		Total from	From net	From net
	beginning	investment	Net realized	investment	investment	realized	Total
Year—Unit/Share Class	of period	income (loss)	gains	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$(0.0001)	$0.0002	$0.0001	$—	$(0.0001)	$(0.0001)
2010-ILA Administration Units	1.00	(0.0001)	0.0002	0.0001	—	(0.0001)	(0.0001)
2010-ILA Service Units	1.00	(0.0001)	0.0002	0.0001	—	(0.0001)	(0.0001)
2010-ILA B Units	1.00	(0.0001)	0.0002	0.0001	—	(0.0001)	(0.0001)
2010-ILA C Units	1.00	(0.0001)	0.0002	0.0001	—	(0.0001)	(0.0001)
2010-ILA Cash Management Shares	1.00	(0.0001)	0.0002	0.0001	—	(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0020	—	—	(0.0020)	—	—
2009-ILA Administration Units	1.00	0.0012	—	—	(0.0012)	—	—
2009-ILA Service Units	1.00	0.0006	—	—	(0.0006)	—	—
2009-ILA B Units	1.00	0.0001	—	—	(0.0001)	—	—
2009-ILA C Units	1.00	0.0001	—	—	(0.0001)	—	—
2009-ILA Cash Management Shares	1.00	0.0004	—	—	(0.0004)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.024	—	—	(0.024)	—	—
2008-ILA Administration Units	1.00	0.022	—	—	(0.022)	—	—
2008-ILA Service Units	1.00	0.020	—	—	(0.020)	—	—
2008-ILA B Units	1.00	0.014	—	—	(0.014)	—	—
2008-ILA C Units	1.00	0.014	—	—	(0.014)	—	—
2008-ILA Cash Management Shares	1.00	0.018	—	—	(0.018)	—	—

2007-ILA Units	1.00	0.049	—	—	(0.049)	—	—
2007-ILA Administration Units	1.00	0.047	—	—	(0.047)	—	—
2007-ILA Service Units	1.00	0.045	—	—	(0.045)	—	—
2007-ILA B Units	1.00	0.039	—	—	(0.039)	—	—
2007-ILA C Units	1.00	0.039	—	—	(0.039)	—	—
2007-ILA Cash Management Shares	1.00	0.043	—	—	(0.043)	—	—

2006-ILA Units	1.00	0.046	—	—	(0.046)	—	—
2006-ILA Administration Units	1.00	0.045	—	—	(0.045)	—	—
2006-ILA Service Units	1.00	0.042	—	—	(0.042)	—	—
2006-ILA B Units	1.00	0.036	—	—	(0.036)	—	—
2006-ILA C Units	1.00	0.036	—	—	(0.036)	—	—
2006-ILA Cash Management Shares	1.00	0.041	—	—	(0.041)	—	—

2005-ILA Units	1.00	0.029	—	—	(0.029)	—	—
2005-ILA Administration Units	1.00	0.027	—	—	(0.027)	—	—
2005-ILA Service Units	1.00	0.025	—	—	(0.025)	—	—
2005-ILA B Units	1.00	0.019	—	—	(0.019)	—	—
2005-ILA C Units	1.00	0.019	—	—	(0.019)	—	—
2005-ILA Cash Management Shares	1.00	0.023	—	—	(0.023)	—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA PRIME OBLIGATIONS PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$33,331	0.26	%(b)	0.43	%(b)	(0.01	)%(b)
1.00	0.01	40,310	0.26	(b)	0.58	(b)	(0.01	)(b)
1.00	0.01	377,119	0.26	(b)	0.83	(b)	(0.01	)(b)
1.00	0.01	21,301	0.26	(b)	1.43	(b)	(0.01	)(b)
1.00	0.01	46,580	0.26	(b)	1.43	(b)	(0.01	)(b)
1.00	0.01	28,322	0.26	(b)	1.43	(b)	(0.01	)(b)

1.00	0.20	48,432	0.45	(b)	0.49	(b)	0.32	(b)
1.00	0.12	45,404	0.56	(b)	0.64	(b)	0.20	(b)
1.00	0.06	428,031	0.66	(b)	0.89	(b)	0.10	(b)
1.00	0.01	29,318	0.73	(b)	1.49	(b)	0.03	(b)
1.00	0.01	51,092	0.73	(b)	1.49	(b)	0.03	(b)
1.00	0.04	25,680	0.68	(b)	1.49	(b)	0.09	(b)

1.00	2.38	52,042	0.44		0.45		2.37
1.00	2.23	46,604	0.59		0.60		2.46
1.00	1.97	466,445	0.84		0.85		1.96
1.00	1.36	35,144	1.44		1.45		1.33
1.00	1.36	61,592	1.44		1.45		1.33
1.00	1.80	45,816	1.01		1.45		1.75

1.00	5.01	121,193	0.43		0.44		4.92
1.00	4.86	95,770	0.58		0.59		4.75
1.00	4.59	434,359	0.83		0.84		4.49
1.00	3.97	25,971	1.43		1.44		3.88
1.00	3.97	43,663	1.43		1.44		3.89
1.00	4.42	23,597	1.00		1.44		4.32

1.00	4.73	290,894	0.43		0.46		4.70
1.00	4.58	73,758	0.58		0.61		4.44
1.00	4.32	276,733	0.83		0.86		4.26
1.00	3.69	9,308	1.43		1.46		3.63
1.00	3.69	18,392	1.43		1.46		3.63
1.00	4.14	4,189	1.00		1.46		3.98

1.00	2.91	135,351	0.43		0.46		2.81
1.00	2.75	110,480	0.58		0.61		2.79
1.00	2.50	228,238	0.83		0.86		2.45
1.00	1.90	12,304	1.43		1.46		1.80
1.00	1.90	19,781	1.43		1.46		1.87
1.00	2.32	5,585	1.00		1.46		2.29

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

	Net asset		Distributions
	value,	Net	from net
	beginning	investment	investment
Year—Unit/Share Class	of period	income	income

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$0.0001	$(0.0001)
2010-ILA Administration Units	1.00	0.0001	(0.0001)
2010-ILA Service Units	1.00	0.0001	(0.0001)
2010-ILA Cash Management Shares	1.00	0.0001	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0004	(0.0004)
2009-ILA Administration Units	1.00	0.0001	(0.0001)
2009-ILA Service Units	1.00	0.0001	(0.0001)
2009-ILA Cash Management Shares	1.00	0.0001	(0.0001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.016	(0.016	)(c)
2008-ILA Administration Units	1.00	0.014	(0.014	)(c)
2008-ILA Service Units	1.00	0.012	(0.012	)(c)
2008-ILA Cash Management Shares	1.00	0.011	(0.011	)(c)

2007-ILA Units	1.00	0.031	(0.031	)(c)
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)
2007-ILA Service Units	1.00	0.027	(0.027	)(c)
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)

2006-ILA Units	1.00	0.029	(0.029	)(c)
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)
2006-ILA Service Units	1.00	0.026	(0.026	)(c)
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)

2005-ILA Units	1.00	0.020	(0.020)
2005-ILA Administration Units	1.00	0.018	(0.018)
2005-ILA Service Units	1.00	0.016	(0.016)
2005-ILA Cash Management Shares	1.00	0.014	(0.014)

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$70,958	0.27	%(b)	0.44	%(b)	0.01	%(b)
1.00	0.01	213,298	0.27	(b)	0.59	(b)	0.01	(b)
1.00	0.01	2	0.27	(b)	0.84	(b)	0.01	(b)
1.00	0.01	1	0.27	(b)	1.44	(b)	0.01	(b)

1.00	0.04	67,911	0.44	(b)	0.49	(b)	0.06	(b)
1.00	0.01	244,701	0.49	(b)	0.64	(b)	0.01	(b)
1.00	0.01	2	0.52	(b)	0.89	(b)	0.01	(b)
1.00	0.01	1	0.52	(b)	1.49	(b)	(0.09	)(b)

1.00	1.60	147,340	0.44		0.46		1.56
1.00	1.45	499,754	0.59		0.61		1.42
1.00	1.21	445	0.82		0.86		0.72
1.00	1.05	1	0.84		1.46		1.18

1.00	3.20	176,449	0.43		0.44		3.14
1.00	3.05	494,463	0.58		0.59		2.99
1.00	2.79	2	0.83		0.84		2.73
1.00	2.62	1	1.00		1.44		2.64

1.00	3.03	130,302	0.43		0.44		2.90
1.00	2.87	420,875	0.58		0.59		2.82
1.00	2.62	2	0.83		0.84		2.56
1.00	2.44	10	1.00		1.44		2.35

1.00	1.98	268,806	0.43		0.44		1.99
1.00	1.83	300,545	0.58		0.59		1.79
1.00	1.57	2	0.83		0.83		1.60
1.00	1.40	27,385	1.00		1.44		1.45

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income from			Distributions to
	Net asset	investment operations			unit/shareholders
	value,	Net		Total from	From net		From net
	beginning	investment	Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income	gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$0.0001	$0.0001	$0.0002	$(0.0001)		$(0.0001)	$(0.0002)
2010-ILA Administration Units	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010-ILA Service Units	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010-ILA Cash Management Shares	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0011	—	—	(0.0011)		—	—
2009-ILA Administration Units	1.00	0.0004	—	—	(0.0004)		—	—
2009-ILA Service Units	1.00	0.0001	—	—	(0.0001)		—	—
2009-ILA Cash Management Shares	1.00	0.0001	—	—	(0.0001)		—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017	—	—	(0.017	)(b)	—	—
2008-ILA Administration Units	1.00	0.016	—	—	(0.016	)(b)	—	—
2008-ILA Service Units	1.00	0.013	—	—	(0.013	)(b)	—	—
2008-ILA Cash Management Shares	1.00	0.012	—	—	(0.012	)(b)	—	—

2007-ILA Units	1.00	0.032	—	—	(0.032	)(b)	—	—
2007-ILA Administration Units	1.00	0.031	—	—	(0.031	)(b)	—	—
2007-ILA Service Units	1.00	0.028	—	—	(0.028	)(b)	—	—
2007-ILA Cash Management Shares	1.00	0.026	—	—	(0.026	)(b)	—	—

2006-ILA Units	1.00	0.029	—	—	(0.029	)(b)	—	—
2006-ILA Administration Units	1.00	0.028	—	—	(0.028	)(b)	—	—
2006-ILA Service Units	1.00	0.026	—	—	(0.026	)(b)	—	—
2006-ILA Cash Management Shares	1.00	0.024	—	—	(0.024	)(b)	—	—

2005-ILA Units	1.00	0.020	—	—	(0.020)		—	—
2005-ILA Administration Units	1.00	0.019	—	—	(0.019)		—	—
2005-ILA Service Units	1.00	0.016	—	—	(0.016)		—	—
2005-ILA Cash Management Shares	1.00	0.014	—	—	(0.014)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Amount includes $0.00009, $0.00014 and $0.0004 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(c)	Annualized.
(d)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.02%	$126,796	0.32	%(c)	0.43	%(c)	0.01	%(c)
1.00	0.02	680,778	0.32	(c)	0.58	(c)	0.01	(c)
1.00	0.02	13,490	0.32	(c)	0.83	(c)	0.01	(c)
1.00	0.02	6	0.32	(c)	1.43	(c)	0.01	(c)

1.00	0.11	154,561	0.46	(c)	0.46	(c)	0.16	(c)
1.00	0.04	824,745	0.57	(c)	0.61	(c)	0.07	(c)
1.00	0.01	15,001	0.63	(c)	0.86	(c)	0.01	(c)
1.00	0.01	150	0.63	(c)	1.46	(c)	—	(c)(d)

1.00	1.74	171,017	0.43		0.44		1.72
1.00	1.59	1,358,448	0.58		0.59		1.56
1.00	1.33	22,873	0.83		0.84		1.29
1.00	1.17	58	1.00		1.44		1.16

1.00	3.31	147,044	0.43		0.44		3.24
1.00	3.15	725,018	0.58		0.59		3.09
1.00	2.90	20,559	0.83		0.84		2.85
1.00	2.72	705	1.00		1.44		2.68

1.00	3.08	125,168	0.41		0.42		2.92
1.00	2.93	557,264	0.57		0.57		2.84
1.00	2.67	17,741	0.82		0.82		2.62
1.00	2.50	2,963	0.98		1.41		2.38

1.00	2.02	634,174	0.41		0.41		1.98
1.00	1.87	1,344,727	0.56		0.56		1.83
1.00	1.61	24,328	0.81		0.81		1.59
1.00	1.44	147,558	0.98		1.41		1.41

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income from			Distributions to
	Net asset	investment operations			unit/shareholders
	value,	Net		Total from	From net		From net
	beginning	investment	Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income	gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$0.0001	$0.0001	$0.0002	$(0.0001)		$(0.0001)	$(0.0002)
2010-ILA Administration Units	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010-ILA Service Units	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010-ILA Cash Management Shares	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0004	—	—	(0.0004)		—	—
2009-ILA Administration Units	1.00	0.0001	—	—	(0.0001)		—	—
2009-ILA Service Units	1.00	0.0001	—	—	(0.0001)		—	—
2009-ILA Cash Management Shares	1.00	0.0001	—	—	(0.0001)		—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.017	—	—	(0.017	)(b)	—	—
2008-ILA Administration Units	1.00	0.015	—	—	(0.015	)(b)	—	—
2008-ILA Service Units	1.00	0.013	—	—	(0.013	)(b)	—	—
2008-ILA Cash Management Shares	1.00	0.011	—	—	(0.011	)(b)	—	—

2007-ILA Units	1.00	0.032	—	—	(0.032	)(b)	—	—
2007-ILA Administration Units	1.00	0.030	—	—	(0.030	)(b)	—	—
2007-ILA Service Units	1.00	0.028	—	—	(0.028	)(b)	—	—
2007-ILA Cash Management Shares	1.00	0.026	—	—	(0.026	)(b)	—	—

2006-ILA Units	1.00	0.030	—	—	(0.030	)(b)	—	—
2006-ILA Administration Units	1.00	0.029	—	—	(0.029	)(b)	—	—
2006-ILA Service Units	1.00	0.027	—	—	(0.027	)(b)	—	—
2006-ILA Cash Management Shares	1.00	0.023	—	—	(0.023	)(b)	—	—

2005-ILA Units	1.00	0.020	—	—	(0.020)		—	—
2005-ILA Administration Units	1.00	0.018	—	—	(0.018)		—	—
2005-ILA Service Units	1.00	0.016	—	—	(0.016)		—	—
2005-ILA Cash Management Shares	1.00	0.014	—	—	(0.014)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.02%	$49,719	0.28	%(c)	0.44	%(c)	0.01	%(c)
1.00	0.02	180,131	0.28	(c)	0.59	(c)	0.01	(c)
1.00	0.02	75	0.28	(c)	0.84	(c)	0.01	(c)
1.00	0.02	1	0.28	(c)	1.44	(c)	0.01	(c)

1.00	0.04	50,211	0.42	(c)	0.49	(c)	0.07	%(c)
1.00	0.01	243,215	0.47	(c)	0.64	(c)	0.02	(c)
1.00	0.01	76	0.47	(c)	0.89	(c)	0.02	(c)
1.00	0.01	1	0.48	(c)	1.49	(c)	0.02	(c)

1.00	1.70	76,958	0.44		0.47		1.67
1.00	1.55	418,830	0.59		0.62		1.48
1.00	1.30	76	0.84		0.87		1.41
1.00	1.14	1	0.90		1.47		1.11

1.00	3.24	56,353	0.43		0.46		3.20
1.00	3.09	253,295	0.58		0.61		3.04
1.00	2.83	468	0.83		0.86		2.79
1.00	2.66	1	1.00		1.46		2.65

1.00	3.04	36,521	0.43		0.45		2.92
1.00	2.89	331,793	0.58		0.60		2.86
1.00	2.63	456	0.83		0.85		2.67
1.00	2.46	1,507	1.00		1.45		2.33

1.00	1.99	100,268	0.43		0.45		1.94
1.00	1.84	206,485	0.58		0.60		1.83
1.00	1.58	72	0.83		0.84		1.34
1.00	1.41	58,291	1.00		1.45		1.35

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				unit/shareholders
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$(0.0001)		$0.0008	$0.0007	$—		$(0.0007)	$(0.0007)
2010-ILA Administration Units	1.00	(0.0001)		0.0008	0.0007	—		(0.0007)	(0.0007)
2010-ILA Service Units	1.00	(0.0001)		0.0008	0.0007	—		(0.0007)	(0.0007)
2010-ILA Cash Management Shares	1.00	(0.0001)		0.0008	0.0007	—		(0.0007)	(0.0007)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0002	(b)	—	—	(0.0002	)(b)	—	—
2009-ILA Administration Units	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—
2009-ILA Service Units	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—
2009-ILA Cash Management Shares	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.013	(b)	—	—	(0.013	)(b)	—	—
2008-ILA Administration Units	1.00	0.012	(b)	—	—	(0.012	)(b)	—	—
2008-ILA Service Units	1.00	0.009	(b)	—	—	(0.009	)(b)	—	—
2008-ILA Cash Management Shares	1.00	0.008	(b)	—	—	(0.008	)(b)	—	—

2007-ILA Units	1.00	0.042	(b)	—	—	(0.042	)(b)	—	—
2007-ILA Administration Units	1.00	0.041	(b)	—	—	(0.041	)(b)	—	—
2007-ILA Service Units	1.00	0.038	(b)	—	—	(0.038	)(b)	—	—
2007-ILA Cash Management Shares	1.00	0.037	(b)	—	—	(0.037	)(b)	—	—

2006-ILA Units	1.00	0.042		—	—	(0.042)		—	—
2006-ILA Administration Units	1.00	0.041		—	—	(0.041)		—	—
2006-ILA Service Units	1.00	0.039		—	—	(0.039)		—	—
2006-ILA Cash Management Shares	1.00	0.035		—	—	(0.035)		—	—

2005-ILA Units	1.00	0.026		—	—	(0.026)		—	—
2005-ILA Administration Units	1.00	0.024		—	—	(0.024)		—	—
2005-ILA Service Units	1.00	0.022		—	—	(0.022)		—	—
2005-ILA Cash Management Shares	1.00	0.020		—	—	(0.020)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0001, $(0.0001), $0.002, $(0.002), $0.001 and $(0.001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and for the fiscal years ended December 31, 2008 and December 31, 2007, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY INSTRUMENTS PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.07%	$16,365	0.11	%(c)	0.43	%(c)	(0.03	)%(c)
1.00	0.07	502,317	0.11	(c)	0.58	(c)	(0.03	)(c)
1.00	0.07	126,183	0.11	(c)	0.83	(c)	(0.03	)(c)
1.00	0.07	64,971	0.11	(c)	1.43	(c)	(0.03	)(c)

1.00	0.02	19,106	0.33	(c)	0.43	(c)	(0.08	)(c)
1.00	0.01	617,059	0.36	(c)	0.58	(c)	(0.11	)(c)
1.00	0.01	199,313	0.36	(c)	0.83	(c)	(0.10	)(c)
1.00	0.01	61,821	0.36	(c)	1.43	(c)	(0.11	)(c)

1.00	1.31	28,109	0.43		0.43		0.68
1.00	1.17	1,611,056	0.57		0.58		0.56
1.00	0.95	123,509	0.81		0.83		0.70
1.00	0.80	66,829	0.78		1.43		0.22

1.00	4.32	9,055	0.43		0.46		3.94
1.00	4.16	112,629	0.58		0.61		3.68
1.00	3.91	175,160	0.83		0.86		3.71
1.00	3.73	7,247	1.00		1.46		3.34

1.00	4.42	3,602	0.43		0.48		4.19
1.00	4.26	23,217	0.58		0.64		4.14
1.00	4.00	158,611	0.83		0.88		3.92
1.00	3.82	5,966	1.00		1.47		3.51

1.00	2.59	26,118	0.43		0.45		2.50
1.00	2.44	37,744	0.58		0.60		2.43
1.00	2.18	325,678	0.83		0.85		2.15
1.00	2.01	26,741	1.00		1.45		2.00

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				unit/shareholders
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year—Unit/Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010-ILA Units	$1.00	$(0.0001)		$0.0003	$0.0002	$—		$(0.0002)	$(0.0002)
2010-ILA Administration Units	1.00	(0.0001)		0.0003	0.0002	—		(0.0002)	(0.0002)
2010-ILA Service Units	1.00	(0.0001)		0.0003	0.0002	—		(0.0002)	(0.0002)
2010-ILA Cash Management Shares	1.00	(0.0001)		0.0003	0.0002	—		(0.0002)	(0.0002)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009-ILA Units	1.00	0.0003	(b)	—	—	(0.0003	)(b)	—	—
2009-ILA Administration Units	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—
2009-ILA Service Units	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—
2009-ILA Cash Management Shares	1.00	0.0001	(b)	—	—	(0.0001	)(b)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008-ILA Units	1.00	0.014	(b)	—	—	(0.014	)(b)	—	—
2008-ILA Administration Units	1.00	0.013	(b)	—	—	(0.013	)(b)	—	—
2008-ILA Service Units	1.00	0.011	(b)	—	—	(0.011	)(b)	—	—
2008-ILA Cash Management Shares	1.00	0.010	(b)	—	—	(0.010	)(b)	—	—

2007-ILA Units	1.00	0.045		—	—	(0.045)		—	—
2007-ILA Administration Units	1.00	0.043		—	—	(0.043)		—	—
2007-ILA Service Units	1.00	0.041		—	—	(0.041)		—	—
2007-ILA Cash Management Shares	1.00	0.039		—	—	(0.039)		—	—

2006-ILA Units	1.00	0.043		—	—	(0.043)		—	—
2006-ILA Administration Units	1.00	0.042		—	—	(0.042)		—	—
2006-ILA Service Units	1.00	0.041		—	—	(0.041)		—	—
2006-ILA Cash Management Shares	1.00	0.039		—	—	(0.039)		—	—

2005-ILA Units	1.00	0.027		—	—	(0.027)		—	—
2005-ILA Administration Units	1.00	0.026		—	—	(0.026)		—	—
2005-ILA Service Units	1.00	0.023		—	—	(0.023)		—	—
2005-ILA Cash Management Shares	1.00	0.021		—	—	(0.021)		—	—

*	The Portfolio changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(b)	Net investment income and distributions from net investment income contain $0.0001, $(0.0001), $0.0004 and $(0.0004) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

ILA TREASURY OBLIGATIONS PORTFOLIO

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.02%	$55,958	0.17	%(c)	0.43	%(c)	(0.02	)%(c)
1.00	0.02	191,957	0.17	(c)	0.58	(c)	(0.02	)(c)
1.00	0.02	357,264	0.17	(c)	0.83	(c)	(0.02	)(c)
1.00	0.02	95,258	0.17	(c)	1.43	(c)	(0.02	)(c)

1.00	0.03	18,802	0.40	(c)	0.43	(c)	(0.11	)(c)
1.00	0.01	172,377	0.44	(c)	0.58	(c)	(0.15	)(c)
1.00	0.01	403,341	0.44	(c)	0.83	(c)	(0.15	)(c)
1.00	0.01	215,224	0.44	(c)	1.43	(c)	(0.15	)(c)

1.00	1.43	35,732	0.43		0.43		1.46
1.00	1.28	276,631	0.57		0.58		0.85
1.00	1.09	388,814	0.78		0.83		1.11
1.00	0.96	185,085	0.91		1.43		1.03

1.00	4.56	40,156	0.43		0.43		4.44
1.00	4.40	16,911	0.58		0.58		3.70
1.00	4.14	434,726	0.83		0.83		4.11
1.00	3.97	361,004	1.00		1.43		3.49

1.00	4.62	25,175	0.43		0.43		4.34
1.00	4.46	152	0.58		0.58		4.23
1.00	4.20	647,287	0.83		0.83		4.11
1.00	4.02	59,418	1.00		1.43		3.87

1.00	2.77	89,579	0.43		0.43		2.55
1.00	2.62	11,373	0.58		0.58		2.57
1.00	2.36	756,424	0.83		0.83		2.41
1.00	2.19	162,011	1.00		1.43		2.63

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2010 (Unaudited)

As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of a Portfolio you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Portfolio				Money Market Portfolio				Prime Obligations Portfolio				Tax-Exempt California Portfolio
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
ILA Units
Actual	$1,000.00	$1,000.10		$1.09	$1,000.00	$1,000.10		$1.49	$1,000.00	$1,000.10		$1.29	$1,000.00	$1,000.10		$1.34
Hypothetical 5% return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.31	+	1.51	1,000.00	1,023.51	+	1.30	1,000.00	1,023.46	+	1.35

ILA Administration Units
Actual	1,000.00	1,000.10		1.09	1,000.00	1,000.10		1.49	1,000.00	1,000.10		1.29	1,000.00	1,000.10		1.34
Hypothetical 5% return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.31	+	1.51	1,000.00	1,023.51	+	1.30	1,000.00	1,023.46	+	1.35

ILA Service Units
Actual	1,000.00	1,000.10		1.09	1,000.00	1,000.10		1.49	1,000.00	1,000.10		1.29	1,000.00	1,000.10		1.34
Hypothetical 5% return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.31	+	1.51	1,000.00	1,023.51	+	1.30	1,000.00	1,023.46	+	1.35

ILA B Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,000.10		1.29	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,023.51	+	1.30	N/A	N/A		N/A

ILA C Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,000.10		1.29	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,023.51	+	1.30	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,000.10		1.09	1,000.00	1,000.10		1.49	1,000.00	1,000.10		1.29	1,000.00	1,000.10		1.34
Hypothetical 5% return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.31	+	1.51	1,000.00	1,023.51	+	1.30	1,000.00	1,023.46	+	1.35

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2010 (Unaudited) — (continued)

	Tax-Exempt Diversified Portfolio				Tax-Exempt New York Portfolio				Treasury Instruments Portfolio				Treasury Obligations Portfolio
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
ILA Units
Actual	$1,000.00	$1,000.20		$1.59	$1,000.00	$1,000.20		$1.39	$1,000.00	$1,000.70		$0.55	$1,000.00	$1,000.20		$0.84
Hypothetical 5% return	1,000.00	1,023.21	+	1.61	1,000.00	1,023.41	+	1.40	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85

ILA Administration Units
Actual	1,000.00	1,000.20		1.59	1,000.00	1,000.20		1.39	1,000.00	1,000.70		0.55	1,000.00	1,000.20		0.84
Hypothetical 5% return	1,000.00	1,023.21	+	1.61	1,000.00	1,023.41	+	1.40	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85

ILA Service Units
Actual	1,000.00	1,000.20		1.59	1,000.00	1,000.20		1.39	1,000.00	1,000.70		0.55	1,000.00	1,000.20		0.84
Hypothetical 5% return	1,000.00	1,023.21	+	1.61	1,000.00	1,023.41	+	1.40	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85

ILA Cash Management Shares
Actual	1,000.00	1,000.20		1.59	1,000.00	1,000.20		1.39	1,000.00	1,000.70		0.55	1,000.00	1,000.20		0.84
Hypothetical 5% return	1,000.00	1,023.21	+	1.61	1,000.00	1,023.41	+	1.40	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

						ILA Cash
						Management
Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	Shares

Federal	0.22%	0.22%	0.22%	N/A	N/A	0.22%
Money Market	0.30	0.30	0.30	N/A	N/A	0.30
Prime Obligations	0.26	0.26	0.26	0.26%	0.26%	0.26
Tax-Exempt California	0.27	0.27	0.27	N/A	N/A	0.27
Tax-Exempt Diversified	0.32	0.32	0.32	N/A	N/A	0.32
Tax-Exempt New York	0.28	0.28	0.28	N/A	N/A	0.28
Treasury Instruments	0.11	0.11	0.11	N/A	N/A	0.11
Treasury Obligations	0.17	0.17	0.17	N/A	N/A	0.17

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $753.4 billion in assets under management as of December 31, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]■ Institutional Liquid Assets Prime Obligations Portfolio
■ Institutional Liquid Assets
Tax-Exempt Diversified Portfolio
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime
Obligations Fund
■ Financial Square Tax-Free Money Market Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund

Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund

Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund

Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund

■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured International Small Cap Fund

■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Structured International Equity
Flex Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate
Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2008 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, May 2009.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q will become available on the SEC’s Website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends on a monthly basis for one year.

The Standardized 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.

A prospectus for the Portfolio containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Portfolio.

Institutional Liquid AssetsSM is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Portfolios.

Copyright 2010 Goldman, Sachs & Co. All rights reserved. 34739.MF.TMPL / ILASAR10 / 36K / 4-10

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

/s/ George F. Travers

By: George F. Travers
Chief Financial Officer of
Goldman Sachs Trust

Date: May 7, 2010